                            TCW GALILEO FUNDS, INC.


                                                                   ANNUAL REPORT

                                                                OCTOBER 31, 1995

                                                         TCW GALILEO FUNDS, INC.

TABLE OF CONTENTS
-----------------

Letter to Shareholders.....................................................   3

Schedule of Investments:
  TCW Galileo Money Market Fund............................................   4
  TCW Galileo High Grade Fixed Income Fund.................................   6
  TCW Galileo High Yield Bond Fund.........................................   9
  TCW Galileo Mortgage Backed Securities Fund..............................  15
  TCW Galileo Long-Term Mortgage Backed Securities Fund....................  18
  TCW Galileo Core Equity Fund.............................................  20
  TCW Galileo Earnings Momentum Fund.......................................  23
  TCW Galileo Smal1 Cap Growth Fund........................................  29
  TCW Galileo Asia Pacific Equity Fund.....................................  34
  TCW Galileo Emerging Markets Fund........................................  38
  TCW Galileo Latin America Equity Fund....................................  46

Statements of Assets and Liabilities.......................................  49
Statements of Operations...................................................  53
Statements of Changes in Net Assets........................................  57
Notes to Financial Statements..............................................  68
Financial Highlights.......................................................  75
Independent Auditors' Report...............................................  87
Shareholder Information....................................................  88

                    THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                                         TCW GALILEO FUNDS, INC.


TO OUR SHAREHOLDERS
-------------------

We are pleased to submit the October 31, 1995 Annual Report for the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, 12b-1 or deferred sales charges. Additionally, the Funds are supported by TCW's unique depth and breadth of portfolio management and unparalleled personal services.

In fiscal 1995, we witnessed dramatic increases in the domestic stock and bond markets. Equities were fueled by lower interest rates, slower economic growth and strong corporate profits, while the fixed income market recovered sharply, with interest rates declining in anticipation of a possible shift in Fed policy from tightening to easing. Abroad, emerging markets continued to experience turbulence as a result of the Mexican peso devaluation. For the coming fiscal year, the Funds have been positioned to benefit from improving conditions in emerging markets as well as from domestic economic growth at a moderate, non-inflationary pace as the general level of interest rates continues to decline. Below is a summary of each Fund's net asset value and returns through October 31, 1995.

                                  Net Asset Value                          Total Return - Annualized
                                     per Share                                As of October 31, 1995
                                  ---------------      -------------------------------------------------------------------------
                                                        Latest Twelve
                                    October 31,          Months Ended           Latest             Since          Inception
                                       1995            October 31, 1995        5 Years           Inception          Date
                                  ---------------      ----------------        --------          ---------       ----------
TCW Galileo Money Market Fund         $ 1.00                  5.67%               4.65%             5.88%         07/14/88

TWC Galileo High Grade Fixed
  Income Fund                           9.61                 13.92                8.39 /(1)/        8.09 /(1)/    01/01/90 /(2)/

TCW Galileo High Yield Bond Fund        9.74                 14.65               15.47 /(1)/       11.21 /(1)/    02/01/89 /(2)/

TCW Galileo Mortgage Backed
  Securities Fund                       9.58                 10.16                6.61 /(1)/        6.96 /(1)/    02/01/90 /(2)/

TCW Galileo Long-Term Mortgage
  Backed Securities Fund                9.56                 16.84                                  5.37          07/17/93

TCW Core Equity Fund                   13.69                 18.85                                 14.91 /(1)/    07/01/91 /(2)/

TCW Galileo Earnings
  Momentum Fund                        11.47                 14.76                                 14.34 /(1)/    05/01/93 /(2)/

TCW Galileo Small Cap
  Growth Fund                          13.53                 49.89               26.43 /(1)/       18.86 /(1)/    12/01/89 /(2)/

TCW Galileo Asia Pacific
  Equity Fund                           8.67                (10.98)                                18.91 /(1)/    04/01/93 /(2)/

TCW Galileo Emerging Markets
  Equity Fund                           7.19                (26.11)                                 3.80 /(1)/    06/01/93 /(2)/

TCW Galileo Latin America
  Equity Fund                           7.92                (40.95)                                 6.36 /(1)/    07/01/91 /(2)/

/(1)/ Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnerships had been registered under the 1940 Act, the limited partnership's performance may have been adversely affected.

/(2)/ Inception date of predecessor limited partnership.


TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. Please call your Account Representative or our Shareholder Relations Department at (800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

Very truly yours,



/s/ MARC I. STERN
---------------------
Marc I. Stern
Chairman of the Board

December 19, 1995

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Money Market Fund
                                                                 October 31,1995

SCHEDULE OF INVESTMENTS
-----------------------

 Principal
   Amount       INVESTMENTS                                                    Value
-----------     -----------                                                 ------------
                AGENCY FIXED INCOME SECURITIES (13.4% of Net Assets)
$ 1,000,000     Federal Farm Credit Bank, 5.95%, due 02/23/96               $    981,158
  5,000,000     Federal Farm Credit Bank, 6.1%, due 11/01/95                   5,000,000
  2,400,000     Federal Home Loan Bank, 5.35%, due 10/21/96                    2,273,383
  2,000,000     Federal Home Loan Mortgage Corp., 5.57%, due 01/02/96          1,980,815
  1,315,000     Federal Home Loan Mortgage Corp., 5.85%, due 11/01/95          1,315,000
                                                                             -----------
                TOTAL AGENCY FIXED INCOME SECURITES (Cost: $11,550,356)       11,550,356
                                                                             -----------
                COMMERCIAL PAPER (69.4%)
  2,000,000     American Express Credit Corp., 5.65%, due 12/11/95             1,987,444
  2,000,000     Ameritech Corp., 5.51%, due 03/08/96                           1,960,818
  1,500,000     Ameritech Corp., 5.67%, due 12/22/95                           1,487,951
  2,500,000     Barclay's U.S. Funding Corp., 5.68%, due 01/12/96              2,471,600
  2,000,000     BellSouth Telecommunications, Inc., 5.7%, due 11/07/95         1,998,100
  2,000,000     Ciesco L.P., 5.55%, due 01/19/96                               1,975,642
  1,500,000     Ciesco L.P., 5.63%, due 11/02/95                               1,499,765
  3,000,000     CIT Group Holdings, Inc., 5.72%, due 11/06/95                  2,997,617
  3,000,000     Commercial Credit Company, 5.74%, due 11/22/95                 2,989,955
  2,000,000     Florida Power Corp.,5.73%, due 11/06/95                        1,998,408
  3,000,000     Ford Motor Credit Co., 5.61%, due 12/18/95                     2,978,028
  2,000,000     General Electric Capital Corp., 5.72%, due 11/14/95            1,995,869
  1,000,000     Hartford Steam Boiler Inspection & Insurance Company,
                  5.75%, due 11/03/95                                            999,681
  1,000,000     Hartford Steam Boiler Inspection & Insurance Company
                  5.71%, due 12/20/95                                            992,228
  1,000,000     Illinois Tool Works, Inc., 5.74%, due 11/07/95                   999,043
  2,000,000     Intel Corp., 5.7%, due 11/10/95                                1,997,150
  2,415,000     Metlife Funding, Inc., 5.71%, due 11/17/95                     2,408,871
  2,000,000     Pacific Mutual Life Insurance Company, 5.675%, due 11/07/95    1,998,108
  1,000,000     Pitney-Bowes Credit Corp., 5.66%, due 11/13/95                   998,113
  1,400,000     Pitney-Bowes Credit Corp, 5.75%, due 11/28/95                  1,393,963
  3,000,000     Prudential Funding Corp, 5.7%, due 11/13/95                    2,994,300
  1,000,000     Prudential Funding Corp,5.73%, due 11/13/95                      998,090
  2,000,000     SAFECO Credit Company, 5.66%, due 11/13/95                     1,996,227
  1,470,000     Sara Lee Corp., 5.71%, due 11/17/95                            1,466,270

See accompanying Notes to Financial Statements.

TCW Galileo Money Market Fund

-----------------------------------

 Principal
   Amount       INVESTMENTS                                                    Value
-----------     -----------                                                 ------------
                COMMERCIAL PAPER (Continued)
$ 1,000,000     Toyota Motor Credit Corp., 6.15%, due 12/29/95               $   990,092
  3,000,000     Toyota Motor Credit Corp., 6.4%, due 11/13/95                  2,993,600
  3,000,000     Transamerica Finance Corp., 5.72%, due 11/20/95                2,990,943
  3,000,000     United Parcel Service of America, Inc., 5.71%, due 11/03/95    2,999,048
  1,980,000     USAA Capital Corp., 5.73%, due 11/10/95                        1,977,164
  2,390,000     Walmart Stores, Inc., 5.65%, due 12/22/95                      2,370,870
                                                                             -----------
                TOTAL COMMERCIAL PAPER (Cost: $59,904,958)                    59,904,958
                                                                             -----------
                CORPORATE FIXED INCOME SECURITIES (17.3%)
  1,720,000     American General Finance Corp., 5%, due 06/15/96               1,710,164
  2,000,000     American General Finance Corp., 8.875%, due 03/15/96           2,020,321
  1,500,000     Associates Corp. of North America, MTN, 4.94%, due 04/02/96    1,493,845
  1,000,000     Associates Corp. of North America, MTN, 8.75%, due 04/04/96    1,009,920
  2,500,000     Associates Corp. of North America, 4.5%, due 02/15/96          2,487,774
  1,500,000     Bank of New York - Delaware, MTN, 6%, due 09/26/96             1,499,903
  4,750,000     Smithkline Beecham Corp., MTN, 5.25%, 01/26/96                 4,743,473
                                                                             -----------
                TOTAL CORPORATE FIXED INCOME SECURITIES (Cost: $14,965,400)   14,965,400
                                                                             -----------
                SHORT-TERM INVESTMENTS (Cost: $1,260) (0.0%)
                --------------------------------------------
      1,260     Bank of New York Depositary Reserve, 5%, due 11/01/95              1,260
                                                                             -----------
                TOTAL INVESTMENTS (Cost: $86,421,974) (100.1%)                86,421,974

                LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                   (119,680)
                                                                             -----------
                NET ASSETS (100%)                                            $86,302,294
                                                                             ===========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo High Grade Fixed Income Fund
                                                                October 31, 1995

SCHEDULE OF INVESTMENTS
-----------------------

 Principal
   Amount       FIXED INCOME SECURITIES                                        Value
-----------     -----------------------                                     ------------
                ASSET-BACKED SECURITIES (4.1% of Net Assets)
$   212,841     AFC Home Equity Loan Trust, Series 1993-2, Class A,
                  6%, due 01/20/13                                          $    208,287
    198,849     AFC Home Equity Loan Trust, Series 1992-4, Class A,
                  6.2%, due 09/15/07                                             197,397
    501,436     Old Stone Credit Corp Home Equity Trust 1992-4A
                6.55%, due 11/25/07                                              500,118
    598,639     UCFC Home Equity Loans 1993-D, Class A-l,
                5.45%, due 07/10/13                                              584,547
                                                                             -----------
                TOTAL ASSET-BACKED SECURITIES (Cost: $1,530,420)               1,490,349
                                                                             -----------
                FEDERAL AGENCY OBLIGATIONS
                  AGENCY PASS-THROUGHS (32.7%)

    963,241     Federal National Mortgage Association,
                  Pool #190264, 8%, due 07/01/24                                 987,919
  1,619,494     Federal National Mortgage Association,
                  Pool #290364, 8%, due 11/01/24                               1,660,986
    315,247     Federal National Mortgage Association,
                  Pool #304278, 8%, due 02/01/25                                 323,324
    887,512     Federal National Mortgage Association,
                  Pool #307103, 8%, due 03/01/25                                 910,250
  l,971,142     Government National Mortgage Association,
                  Pool #356363, 7%, due 06/15/23                              1,959,434
     29,142     Government National Mortgage Association,
                  Pool #346662, 7%, due 07/15/23                                  28,969
    892,084     Government National Mortgage Association,
                  Pool #376466, 7%, due 04/15/24                                 886,785
    969,377     Government National Mortgage Association,
                  Pool #780030, 7%, due 06/15/24                                 967,254
  1,004,850     Government National Mortgage Association,
                  Pool #395887, 7.5%, due 10/15/25                             1,018,978
  1,000,000     Government National Mortgage Association,
                  Pool #414693, 7.5%, due 10/15/25                             1,014,060
  1,995,249     Government National Mortgage Association,
                  Pool #409862, 8.5%, due 06/15/25                             2,078,171
                                                                             -----------
                TOTAL FEDERAL AGENCY OBLIGATIONS-
                AGENCY PASS-THROUGHS (Cost: $11,554,891)                      11,836,130
                                                                             -----------
                FINANCIAL (1.6%)
    500,000     American General Finance Corp., 7.25%, due 05/15/05              518,750
     60,000     Security Pacific Corp., 11.5%, due 11/15/00                       72,525
                                                                             -----------
                TOTAL FINANCIAL (Cost: $577,629)                                 591,275
                                                                             -----------

See accompanying Notes to Financial Statements.

TCW GALILEO HIGH GRADE FIXED INCOME FUND

-----------------------------------


Principal
Amount          FIXED INCOME SECURITIES                                             Value
---------       -----------------------                                          ----------
                INDUSTRIAL (11.1%)
$   200,000     Carnival Cruise Lines, Inc., 7.2%, due 10/01/23                  $   198,000
    200,000     General Motors Corp., 9.125%, due 07/15/01                           224,750
  1,000,000     General Motors Corp., 9.4%, due 07/15/21                           1,241,250
  1,000,000     International Paper Company, 8.125%, due 06/15/24                  1,083,750
  1,000,000     Northrop Grumman Corp., 9.375%, due 10/15/24                       1,168,750
    100,000     Whirlpool Corp., 9.1%, due 03/15/04                                  115,125
                                                                                 -----------
                TOTAL INDUSTRIAL (Cost: $3,611,532)                                4,031,625
                                                                                 -----------
                RETAIL (4.0%)
  1,000,000     May Department Stores Company, 8.375%, due 08/01/24                1,108,750
     90,000     May Department Stores Company, 9.75%, due 02/15/21                   116,437
    200,000     J. C. Penney Company, Inc., 9.05%, due 03/01/01                      224,250
                                                                                 -----------
                TOTAL RETAIL (Cost: $1,297,652)                                    1,449,437
                                                                                 -----------
                TRANSPORTATION (COST: $1,127,182) (3.4%)
  1,150,000     United Air Lines, 9.56%, due 10/19/18                              1,235,042
                                                                                 -----------
                U.S. TREASURY OBLIGATIONS (37.0%)
    710,000     United States Treasury Bonds, 8.125%, due 08/15/21                   858,972
  1,480,000     United States Treasury Bonds, 10.75%, due 08/15/05                 1,983,052
    750,000     United States Treasury Notes, 6.25%, due 08/31/00                    765,075
  1,200,000     United States Treasury Notes, 7.5%, due 05/15/02                   1,303,464
  5,435,000     United States Treasury Notes, 7.5%, due 02/15/05                   5,992,794
  2,385,000     United States Treasury Notes, 8.125%, due 02/15/98                 2,508,686
                                                                                 -----------
                TOTAL U. S. TREASURY OBLIGATIONS
                  (Cost: $13,076,142)                                             13,412,043
                                                                                 -----------
                UTILITY - ELECTRIC & GAS (2.4%)
    600,000     ANR Pipeline, 9.625%, due 11/01/21                                   750,000
     90,000     Chugach Electric Association Services A, 9.14 %, due 03/15/22        101,700
                                                                                 -----------
                TOTAL UTILITY - ELECTRIC & GAS
                  (Cost: $832,204)                                                   851,700
                                                                                 -----------
                TOTAL FIXED INCOME SECURITIES
                  (COST: $33,607,652) (96.3%)                                     34,897,601
                                                                                 -----------



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995





  Principal
   Amount      FIXED INCOME SECURITIES                                 Value
-------------  -----------------------                                 -----
               SHORT-TERM INVESTMENTS (COST $1,046,659) (2.9%)

$1,046,659     Bank of New York Depositary Reserve, 5%, due 11/01/95  $ 1,046,659
                                                                      -----------
               TOTAL INVESTMENTS (COST: $34,654,311) (99.2%)           35,944,260

               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.8%)             291,670
                                                                      -----------
               NET ASSETS (100%)                                      $36,235,930
                                                                      ===========


See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

SCHEDULE OF INVESTMENTS
-----------------------

  Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
------------    ---------------------------------                            -----------
                CONSUMER STAPLES (12.6% OF NET ASSETS)
                FOOD AND DRUG RETAILING (2.7%)
$   125,000     Dominick's Finer Foods, 10.875%, due 05/01/05                $   131,563
    321,000     Homeland Stores, Inc., Series C, 12.25%, due 03/01/99            166,920
  1,000,000     Penn Traffic Company, 10.25%, due 02/15/02                       913,750
    560,000     Ralphs Grocery Company, 10.45%, due 06/15/04                     561,400
    710,000     Ralphs Grocery Company, 11%, due 06/15/05                        685,150
                                                                             -----------
                Total Food and Drug Retailing                                  2,458,783
                                                                             -----------

                HEALTHCARE AND HOSPITAL MANAGEMENT (4.2%)
    940,000     Dade International, Inc., 13%, due 02/01/05                    1,024,600
    760,000     Integrated Health Services, Inc., 10.75%, due 07/15/04           809,400
    120,000     Integrated Health Services, Inc., 9.625%, due 05/31/02           121,800
    855,000     Ornda Healthcorp, 12.25%, due 05/15/02                           940,500
    950,000     Tenet Healthcare Corp., 10.125%, due 03/01/05                  1,021,250
                                                                             -----------
                    Total Healthcare and Hospital Management                   3,917,550
                                                                             -----------

                OTHER CONSUMER STAPLES (5.7%)
    590,000     American Safety Razor Company, (144A), 9.875%, due 08/01/05      592,950  *
    885,000     Chiquita Brands, Inc., 9.125%, due 03/01/04                      885,000
    475,000     Cott Corp., 9.375%, due 07/01/05                                 484,500
  1,185,000     Curtice-Burns Foods, Inc., 12.25%, due 02/01/05                1,229,438
    950,000     Foodbrands America, Inc., 9.75%, due 07/15/00                    926,250
    590,000     La Petite Holdings, Inc., 9.625%, due 08/01/01                   522,150
    250,000     Revlon Consumer Products Corp., 9.5%, 06/01/99                   253,437
    395,000     Specialty Foods Corp., 10.25%, due 08/15/01                      363,400
                                                                             -----------
                    Total Other Consumer Staples                               5,257,125
                                                                             -----------
                    TOTAL CONSUMER STAPLES (Cost: $11,624,442)                11,633,458
                                                                             -----------

                CONSUMER CYCLICALS (33.7%)
                AUTO PARTS AND EQUIPMENT (0.8%)
    740,000     Motorwheel Corp., 11.5%, due 03/01/00                            695,600
                                                                             -----------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1995

  Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
------------    ---------------------------------                            -----------
                ENTERTAINMENT AND LEISURE (8.6%)
$   860,000     AMC Entertainment, Inc., 11.875%, due 08/01/00               $   936,325
    915,000     Aztar Corp., 11%, due 10/01/02                                   896,700
    485,000     Aztar Corp., 13.75%, due 10/01/04                                523,800
    900,000     Bally's Grand, Inc., Series B, 10.375%, due 12/15/03             897,750
  1,135,000     Bally's Park Place, Inc., 9.25%, due 03/15/04                  1,119,394
  1,150,000     California Hotel Finance Corp., 11%, due 12/01/02              1,201,750
    950,000     Griffin Gaming, Inc., Variable Rate, due 06/30/00                855,000
  1,060,000     Harrah's Operations, Inc., 10.875%, due 04/15/02               1,158,050
    325,000     United Artists Theatre Circuit, Inc., 11.5%, due 05/01/02        347,750
                                                                             -----------
                Total Entertainment and Leisure                                7,936,519
                                                                             -----------

                LODGING (3.0%)
    750,000     John Q. Hammons Hotels, L.P., 8.875%, due 02/15/04               727,500
    725,000     La Quinta Motor Inns, 9.25%, due 05/15/03                        768,500
  1,260,000     Red Roof Inns, Inc., Series B, 9.625%, due 12/15/03            1,253,700
                                                                             -----------
                    Total Lodging                                              2,749,700
                                                                             -----------

                MEDIA (10.2%)
  1,200,000     Ackerley Communications, Inc., 10.75%, due 10/01/03            1,260,000
    850,000     Argyle Television, Inc., 9.75%, due 11/01/05                     847,875
    500,000     Century Communications Corp., 9.5% , due 08/15/00                510,000
    500,000     Comcast Corp., 9.125%, due 10/15/06                              508,750
    400,000     Comcast Corp., 9.375%, due 05/15/05                              410,000
    685,000     Continental Cablevision, Inc., 8.875%, due 09/15/05              717,538
  1,085,000     Garden State Newspaper Company, 12%, due 07/01/04              1,087,712
    870,000     Heritage Media Corp., 11%, due 06/15/02                          933,075
    800,000     Jones Intercable, Inc., 11.5%, due 07/15/04                      878,000
    695,000     K-III Communications Corp., 10.625%, due 05/01/02                741,912
    950,000     Rogers Cablesystems, 10%, due 03/15/05                           995,125
    635,000     Telemundo Group, Inc., 10.25%, due 12/30/01                      603,250
                                                                             -----------
                    Total Media                                                9,493,237
                                                                             -----------

                RESTAURANTS (1.7%)
  1,040,000     Flagstar Companies, Inc., 10.75%, due 09/15/01                   967,200
    465,000     Flagstar Companies, Inc., 10.875%, due 12/01/02                  423,150
    200,000     Foodmaker, Inc., 9.25%, due 03/01/99                             185,000
                                                                             -----------
                    Total Restaurants                                          1,575,350
                                                                             -----------

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------

 Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
-----------     ---------------------------------                            -----------
                RETAILERS (3.4%)
$ 1,130,000     Brylane, L.P., 10%, due 09/01/03                             $ 1,050,900
    500,000     Finlay Fine Jewelry, Inc., 10.625%, due 05/01/03                 493,125
    815,000     Hills Stores Company, 10.25%, due 09/30/03                       709,050
  1,025,000     Orchard Supply Hardware Stores Corp., 9.375%, due 02/15/02       940,438
                                                                             -----------
                    Total Retailers                                            3,193,513
                                                                             -----------

                TEXTILES AND APPAREL (3.0%)
    765,000     Ithaca Industries, Inc., 11.125%, due 12/15/02                   673,200
    920,000     Reeves Industries, Inc., 11%, due 07/15/02                       901,600
    360,000     Salant Corp., 10.5%, due 12/31/98                                313,200
  1,040,000     United States Leather, Inc., 10.25%, due 07/31/03                852,800
                                                                             -----------
                    Total Textiles and Apparel                                 2,740,800
                                                                             -----------

                TRANSPORTATION (1.9%)
    810,000     International Shipholding Corp., 9%, due 07/01/03                810,000
    680,000     Moran Transportation, Inc., 11.75%, due 07/15/04                 635,800
    101,488     US Air, Inc., Equipment Trust Certificate 90-A, 11.2%,
                  due 03/19/05                                                    96,413
    230,000     US Air, Inc., Senior Secured Pass Thru Certificate,
                  9.625%, due 09/01/03                                           218,500
                                                                             -----------
                    Total Transportation                                       1,760,713
                                                                             -----------

                OTHER CONSUMER CYCLICALS (1.1%)
  1,050,000     Sealy Corp., 9.5%, due 05/01/03                                1,053,936
                                                                             -----------

                TOTAL CONSUMER CYCLICALS (Cost: $31,396,830)                  31,199,368
                                                                             -----------

                BASIC MATERIALS (16.8%)
                CHEMICALS (3.2%)
    320,000     Borden Chemical and Plastics, L.P., 9.5%, due 05/01/05           328,000
  1,275,000     NL Industries, Inc., 11.75%, due 10/15/03                      1,354,688
  1,300,000     Sherritt Gordon Limited, 9.75%, due 04/01/03                   1,326,000
                                                                             -----------
                    Total Chemicals                                            3,008,688
                                                                             -----------

                ENERGY (3.6%)
    815,000     Energy Ventures, Inc., 10.25%, due 03/15/04                      849,637
    970,000     Flores and Rucks, Inc., 13.5%, due 12/01/04                    1,086,400
  1,270,000     Maxus Energy Corp., 9.875%, due 10/15/02                       1,254,125
    120,000     Tuboscope Corp., 10.75%, due 04/15/03                            121,200
                                                                             -----------
                    Total Energy                                               3,311,362
                                                                             -----------

See accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.

                                                                OCTOBER 31, 1995

 Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
-----------     ---------------------------------                            -----------
                FOREST PRODUCTS AND PAPER (6.7%)
$   740,000     Container Corporation of America, 9.75%, due 04/01/03        $   743,700
    350,000     Container Corporation of America, 10.75%, due 05/01/02           365,750
    500,000     Container Corporation of America, 11.25%, due 05/01/04           526,250
    900,000     Malette, Inc., 12.25%, due 07/15/04                            1,005,750
    865,000     Rainy River Forest Products, Inc., 10.75%, due 10/15/01          951,500
    995,000     Repap Wisconsin, Inc., 9.25%, due 02/01/02                       966,394
    790,000     Stone Consolidated Corp., 10.25%, due 12/15/00                   843,325
    800,000     Stone Container Corp., 10.75%, due 10/01/02                      838,000
                                                                             -----------
                    Total Forest Products and Paper                            6,240,669
                                                                             -----------

                METALS AND MINING (3.3%)
    850,000     Carbide Graphite Group, Inc., 11.5%, due 09/01/03                918,000
    990,000     Northwestern Steel and Wire Company, 9.5%, due 06/15/01          970,200
  1,235,000     Republic Engineering Steel, 9.875%, due 12/15/01               1,139,288
                                                                             -----------
                    Total Metals and Mining                                    3,027,488
                                                                             -----------
                TOTAL BASIC MATERIALS (Cost: $14,894,562)                     15,588,207
                                                                             -----------

                INDUSTRIAL (23.9%)
                BUSINESS SERVICES AND DISTRIBUTORS (7.9%)
  1,320,000     Big Flower Press, Inc., 10.75%, due 08/01/03                   1,399,200
  1,055,000     Earle M. Jorgensen Company, 10.75%, due 03/01/00               1,012,800
    900,000     Envirosource, Inc., 9.75%, due 06/15/03                          804,375
  1,165,000     Fleming Companies, Inc., 10.625%, due 12/15/01                 1,229,075
  1,265,000     Mid-American Waste Systems, Inc., 12.25%, due 02/15/03         1,277,650
  1,050,000     Webcraft Technologies, Inc., 9.375%, due 02/15/02                992,250
    610,000     Williamhouse Regency of Delaware, Inc., 11.5%, due 06/15/05      616,100
                                                                             -----------
                    Total Business Services and Distributors                   7,331,450
                                                                             -----------
                CAPITAL GOODS (0.8%)
    855,000     Terex Corp., Units, (144A), 13.75%, due 05/15/02                 724,613  *
                                                                             -----------

                COMMUNICATION SERVICES (5.3%)
    755,000     MFS Communications, Inc., 0/9.375%, Step-up, due 01/15/04        586,069
  1,115,000     Mobile Telecommunications Corp., 13.5%, due 12/15/02           1,257,162
    415,000     Paging Network, Inc., 11.75%, due 05/15/02                       458,056
    500,000     Pan Am Sat, L.P., 9.75%, due 08/01/00                            525,000
    830,000     Rogers Cantel Mobile Communications, Inc., 10.75%,
                  due 11/01/01                                                   869,425
    940,000     Telex Communications, Inc., 12%, due 07/15/04                    972,900
    205,000     USA Mobile Communications, Inc., 9.5%, due 02/01/04              195,263
                                                                             -----------
                    Total Communication Services                               4,863,875
                                                                             -----------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

-----------------------------------

 Principal
   Amount       CORPORATE FIXED INCOME SECURITIES                               Value
-----------     ---------------------------------                            -----------
                CONTAINERS AND PACKAGING (2.1%)
$   830,000     Plastic Containers, Inc., 10.75%, due 04/01/01               $   863,200
  1,110,000     Sweetheart Cup Corp., 9.625%, due 09/01/00                     1,110,000
                                                                             -----------
                    Total Containers and Packaging                             1,973,200
                                                                             -----------
                MISCELLANEOUS MANUFACTURING (7.8%)
    580,000     American Rice, Inc. 13%, due 07/31/02                            545,200
    500,000     BE Aerospace, 9.75%, due 03/01/03                                501,250
    570,000     Communications and Power Industries, Inc.,
                  (144A), 12%, due 08/01/05                                      582,825  *
    420,000     Dictaphone Corp., 11.75%, due 08/01/05                           417,900
  1,156,000     Foamex L.P., 9.5%, due 06/01/00                                1,156,000
    695,000     NEWFLO Corp., 13.25%, due 11/15/02                               712,375
  1,115,000     PMI Acquisition Corp., 10.25%, due 09/01/03                    1,142,875
    955,000     Talley Manufacturing and Technology, Inc.,
                  10.75%, due 10/15/03                                           964,550
  1,100,000     Waters Corp., Series B, 12.75%, due 09/30/04                   1,210,000
                                                                             -----------
                    Total Miscellaneous Manufacturing                          7,232,975
                                                                             -----------
                TOTAL INDUSTRIAL (Cost: $21,548,745)                          22,126,113
                                                                             -----------

                CREDIT SENSITIVE (6.0%)
                FINANCIAL SERVICES AND INSTITUTIONS (4.9%)
    560,000     American Annuity Group, Inc., 11.125%, due 02/01/03              604,800
  1,150,000     Bankers Life Holding Corp., 13%, due 11/01/02                  1,311,000
  1,250,000     CDV Acquisition, 9.75%, due 02/15/03                           1,293,750
    630,000     Reliance Group Holdings, Inc., 9%, due 11/15/00                  642,600
    690,000     Trizec Finance Corp., 10.875%, due 10/15/05                      697,762
                                                                             -----------
                    Total Financial Services and Institutions                  4,549,912
                                                                             -----------

                UTILITIES (1.1%)
    578,946     Midland Cogeneration Ventures, L.P., Series
                  C-91, 10.33%, due 07/23/02                                     604,998
    129,875     Midland Cogeneration Ventures, L.P., Series
                  C-94, 10.33%, due 07/23/02                                     135,719
    290,000     Texas New Mexico Power, 10.75%, due 09/15/03                     306,719
                                                                             -----------
                    Total Utilities                                            1,047,436
                                                                             -----------
                TOTAL CREDIT SENSITIVE  (Cost: $5,445,992)                     5,597,348
                                                                             -----------

                MULTI-INDUSTRY (1.5%)
    660,000     Bell and Howell Group, Inc., 10.75%, due 10/01/02                706,200
    730,000     Valcor, Inc., 9.625%, due 11/01/03                               678,900
                                                                             -----------
                TOTAL MULTI-INDUSTRY (Cost: $1,411,726)                        1,385,100
                                                                             -----------

                TOTAL CORPORATE FIXED INCOME SECURITIES
                  (COST: $86,322,297) (94.5%)                                 87,529,594
                                                                             -----------

* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                October 31, 1995

 Principal
   Amount       U.S. TREASURY                                                   Value
-----------     -------------                                                ------------
$    58,000     U.S. Treasury Security Stripped, due 02/15/96                $    57,085
     58,000     U.S. Treasury Security Stripped, due 08/15/96                     55,411
     58,000     U.S. Treasury Security Stripped, due 02/15/97                     54,054
     58,000     U.S. Treasury Security Stripped, due 08/15/97                     52,589
     58,000     U.S. Treasury Security Stripped, due 02/15/98                     51,036
     58,000     U.S. Treasury Security Stripped, due 08/15/98                     49,582
     58,000     U.S. Treasury Security Stripped, due 02/15/99                     48,127
                                                                             -----------
                TOTAL U.S. TREASURY SECURITIES
                  (COST: $357,511) (0.4%)                                        367,884
                                                                             -----------
   Number of
Shares, Rights
 or Warrants    EQUITY SECURITIES
--------------  -----------------
     21,420     Edisto Resources Corp., (Restricted Security), Common Stock      117,810  *  **
        300     Haynes International Corp., (Private Placement), Common Stock        300  *  **
        100     PST Holdings, Inc., Common Stock                                     100  **
      3,654     Salant Corp., Common Stock                                        15,073  **
        555     Terex Corp., Stock Appreciation Rights, (144A),
                  expires 07/31/96                                                    56  *  **
        429     Terex Corp., Stock Appreciation Rights, expires 07/01/97              21  **
     17,349     Transamerican Refining, Warrants, expires 02/15/02                60,721  **
                                                                             -----------
                TOTAL EQUITY SECURITIES (COST: $258,193) (0.2%)                  194,081
                                                                             -----------
  Principal
   Amount       SHORT-TERM INVESTMENTS (COST: $2,169,101) (2.3%)
-----------     ------------------------------------------------
$ 2,169,101     Bank of New York Depositary Reserve, 5%, due 11/01/95          2,169,101
                                                                             -----------

                TOTAL INVESTMENTS (COST $89,107,102) (97.4%)                  90,260,660

                EXCESS OF OTHER ASSETS OVER LIABILITIES (2.6%)                 2,391,701
                                                                             -----------

                NET ASSETS (100%)                                            $92,652,361
                                                                             ===========

*   Restricted security. (See Note 6)

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Mortgage Backed Securities Fund


SCHEDULE OF INVESTMENTS
-----------------------


 Principal
  Amount        FIXED INCOME SECURITIES                                                           Value
----------      -----------------------                                                        -----------

               COLLATERALIZED MORTGAGE OBLIGATIONS -
                FIXED RATE (28.1% OF NET ASSETS)

$     2,130    CMO Mortgage Investors Trust (5-J), 1225.2%, due 12/22/20, (I/O)                $    59,282
      3,565    CMO Mortgage Investors Trust (6-J), 1752.4%, due 02/22/21, (I/O)                    121,648
  1,867,461    Federal Home Loan Mortgage Corp. (1238-E), 6.5%, due 02/15/04, (PAC)              1,864,286
  3,767,254    Federal Home Loan Mortgage Corp. (1298-E), 7%, due 06/15/04, (PAC)                3,777,576
  1,439,168    Federal Home Loan Mortgage Corp. (1087-G), 8.5%, due 08/15/20, (PAC)              1,466,857
  1,534,527    Federal National Mortgage Association (93-201-BA), 4.625%, due 0/25/08, (PAC)     1,513,535
    750,000    Federal National Mortgage Association (92-152-K), 7%, due 04/25/99                  758,558
  9,000,000    Federal National Mortgage Association (91-83-G), 8.8%, due 11/25/19, (PAC)        9,117,720
    837,274    Prudential Home Mortgage Securities (92-36-A2), 6.5%, due 11/25/99, (PAC)           833,950
  3,158,037    Ryland Acceptance Corporation Four (63-D), 8.75%, due 04/01/19                    3,290,706
     73,768    Ryland Acceptance Corporation Four (61-A), 8.9%, due 12/01/08                        73,768
  1,604,041    Sears Mortgage Securities (88-A-A2), 0.656%, due 05/25/18, (I/O)                     15,880
                                                                                               -----------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                FIXED RATE (Cost: 24,195,667)                                                   22,893,766
                                                                                               -----------
               COLLATERALIZED MORTGAGE OBLIGATIONS -
                VARIABLE RATE (25.6%)
    118,754    Columbia Savings and Loan (88-1A), 6.606%, due 08/25/18                             118,160
  3,260,472    Federal Home Loan Mortgage Corp. (1573-GC), 8.562%, due 01/15/23, (I/F)           2,230,065
    166,625    Guardian Savings and Loan Association (88-1-A), 6.68%, due 07/25/18                 141,631
    372,988    Guardian Savings and Loan Association (88-3-A), 7.127%, due 11/25/18                317,040
    400,155    Guardian Savings and Loan Association (89-3-A), 7.731%, due 05/25/19                340,132
  2,036,270    Guardian Savings and Loan Association (89-5-A), 8.063%, due 07/25/19              1,934,457
  1,981,541    Guardian Savings and Loan Association (89-4-A), 8.263%, due 07/25/19              1,882,464
    102,256    Merrill Lynch Trust (26-B), 6.638%, due 07/01/16                                    102,831
    368,948    Residential Funding Mortgage Securities I (89-4B-B), 6.051%, due 07/25/19           359,033
  4,848,287    Resolution Trust Corp. (92-1-A2), 7.532%, due 08/25/20                            4,860,408
  8,104,086    Resolution Trust Corp. (92-M4-A3), 8.23%, due 09/25/21                            7,875,551
      3,690    Resolution Trust Corp. (91-6-D2), 3,152%, due 08/25/20, (I/O)                       107,493
      6,751    Resolution Trust Corp. (91-6-C2), 3,390.6%, due 09/25/28, (I/O)                     266,136
    309,607    Western Federal Savings and Loan Association (88-9-A), 6.48%, due 12/25/18          306,801
                                                                                               -----------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                VARIABLE RATE (Cost: 23,569,653)                                                20,842,202
                                                                                               -----------

I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest Only security.
PAC - Planned Amortization Class.
See accompanying Notes to Financial Statements.


                                                                              TCW GALILEO FUNDS, INC.


                                                                                     October 31, 1995

 Principal
  Amount        FIXED INCOME SECURITIES                                                     Value
----------      -----------------------                                                  ----------
               NON-AGENCY VARIABLE RATE
                PASS-THROUGH SECURITIES  (2.0%)
$  1,482,274   Greenwich Capital Acceptance, Inc. (91-03), (Private Placement),
                8.494%, due 08/25/19                                                    $  1,448,923 *
   144,545     National Bank of Washington, (Private Placement), 7.989%,
                due 01/25/19                                                                 145,990 *
                                                                                          ----------
               TOTAL NON-AGENCY VARIABLE RATE PASS-
                THROUGH SECURITIES (Cost: $1,615,615)                                      1,594,913
                                                                                          ----------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                PASS-THROUGH SECURITIES (3.8%)
 1,416,553     Federal Home Loan Mortgage Corp., Gold Pool #M19147, 8.5%,
                due 12/01/96                                                               1,426,738
   484,171     Federal Home Loan Mortgage Corp., Gold Pool #M11777, 9%,
                due 11/01/96                                                                 488,558
   200,346     Federal Home Loan Mortgage Corp., Pool #212346, 9.5%,
                due 08/01/01                                                                 209,989
   930,905     Federal National Mortgage Association, Pool #163492, 8.5%,
                due 05/01/16                                                                 959,120
                                                                                          ----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                FIXED RATE PASS-THROUGH SECURITIES (Cost: $3,168,681)                      3,084,405

               U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                PASS-THROUGH SECURITIES  (32.8%)
    86,890     Federal Home Loan Mortgage Corp., Pool #770584, 7%, due 05/01/19               88,592
   182,028     Federal Home Loan Mortgage Corp., Pool #405877, 7.698%, due 12/01/20          185,203
 4,681,163     Federal Home Loan Mortgage Corp., Pool #846024, 7.737%, due 07/01/24        4,757,466
   179,541     Federal Home Loan Mortgage Corp., Pool #865006, 7.807%, due 08/01/18          182,232
 4,797,989     Federal Home Loan Mortgage Corp., Pool #407166, 8.004%, due 09/01/22        4,885,457
   270,899     Federal Home Loan Mortgage Corp., Pool #865270, 8.053%, due 12/01/18          274,210
   223,438     Federal Home Loan Mortgage Corp., Pool #865009, 8.184%, due 11/01/18          227,734
   303,932     Federal Home Loan Mortgage Corp., Pool #865275, 8.531%, due 02/01/19          312,345
   702,189     Federal Home Loan Mortgage Corp., Pool #310005, 9.918%, due 11/01/19          725,668
 4,898,051     Federal National Mortgage Association, Pool #318764, 6.12%, due 08/01/25    5,009,139
 2,179,246     Federal National Mortgage Association, Pool #303334, 6.755%, due 04/01/25   2,236,909
   497,793     Federal National Mortgage Association, Pool #111365, 7.508%, due 09/01/19     513,225
 3,970,014     Federal National Mortgage Association, Pool #303063, 7.621%, due 09/01/24   4,055,885
   167,778     Federal National Mortgage Association, Pool #96193, 7.728%, due 09/01/18      169,398
 3,000,000     Federal National Mortgage Association, Pool #328747, 7.839%, due 10/01/24   3,075,469
                                                                                          ----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                VARIABLE RATE PASS-THROUGH SECURITIES (Cost: $26,634,208)                 26,698,932
                                                                                          ----------
               TOTAL FIXED INCOME SECURITIES (COST: $79,183,824) (92.3%)                  75,114,218
                                                                                          ----------

*  Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo Mortgage Backed Securities Fund

-----------------------------------

 Principal
  Amount     SHORT-TERM INVESTMENTS (COST: $5,202,783)(6.4%)           Value
----------   ----------------------------------------------         -----------

$5,202,783   Bank of New York Depositary Reserve, 5%, due 11/01/95  $ 5,202,783
                                                                    -----------

             TOTAL INVESTMENTS (COST: $84,386,607) (98.7%)           80,317,001

             EXCESS OF OTHER ASSETS OVER LIABILITIES (1.3%)           1,048,738
                                                                    -----------

             NET ASSETS (100%)                                      $81,365,739
                                                                    ===========



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Long-Term Mortgage Backed Securities Fund
                                                                October 31, 1995
SCHEDULE OF INVESTMENTS
-----------------------

Principal
 Amount         FIXED INCOME SECURITIES                                                            Value
---------       -----------------------                                                         ----------
               COLLATERALIZED MORTGAGE OBLIGATIONS -
                 FIXED RATE (41.3% OF NET ASSETS)
 $ 2,000,000   CMC Securities Corporation III  (94-A-A12), 6.75%,
                 due 02/25/24 (PAC)                                                           $   1,909,460
     250,281   Federal Home Loan Mortgage Corp. (1484-K), 6%,
                 due 01/15/98                                                                       250,069
   1,875,170   Federal Home Loan Mortgage Corp. (1688-M), 6%, due 08/15/13                        1,779,255
   2,000,000   Federal Home Loan Mortgage Corp. (1665-M), 6.5%, due 01/15/24                      1,949,140
   3,144,107   Federal Home Loan Mortgage Corp. (1717-MA), 6.5%, due 04/15/24                     3,046,985
   3,281,909   Federal Home Loan Mortgage Corp. -
               Government National Mortgage Association(43-OA), 6.5%, due 07/17/23                3,231,532
   3,038,000   Federal National Mortgage Association (92-194-D), 5.75%, due 09/25/13, (PAC)       3,019,468
   2,000,000   Federal National Mortgage Association (93-X-130A-NA), 6.5%, due 05/25/23           1,857,980
   1,894,734   Federal National Mortgage Association (93-223-EA), 6.5%, due 12/25/23, (PAC)       1,807,197
   1,423,329   Federal National Mortgage Association (93-114-K), 6.5%, due 07/25/08, (PAC)        1,394,791
   1,911,450   Federal National Mortgage Association (94-27-DA), 6.5%, due 11/25/23, (PAC)        1,852,845
     500,000   Federal National Mortgage Association (93-2-B), 7.2%, due 11/25/03                   518,060
   1,541,264   Federal National Mortgage Association (94-36-UB), 7.5%, due 08/25/23, (TAC)        1,528,564
   2,190,368   GE Capital Mortgage Services, Inc. (91-3-G), 9.5%, due 05/25/21                    2,336,203
   2,668,624   Prudential Home Mortgage Securities (93-54-A5), 6.5%, due 01/25/24, (PAC)          2,650,797
   3,827,923   Ryland Acceptance Corporation Four (63-D), 8.75%, due 04/01/19                     3,988,734
                                                                                                -----------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                 FIXED RATE (Cost: $31,462,618)                                                  33,121,080
                                                                                                -----------
               COLLATERALIZED MORTGAGE OBLIGATIONS -
                 VARIABLE RATE (14.2%)
   1,500,000   CMC Securities Corporation III (94-A-A22), 6.441%, due 02/25/24, (I/F)               714,375
   1,820,539   Federal Home Loan Mortgage Corp. (1646-MC), 6.489%, due 10/15/22 (I/F) (PAC)       1,307,001
   1,098,461   Federal Home Loan Mortgage Corp. (1637-VB), 10.152%, due 12/15/23 (I/F)              963,943
   2,000,000   Federal National Mortgage Association (93-X-225C-VS), 5.907%, due 12/25/23, (I/F)  1,202,860
   2,288,691   Federal National Mortgage Association (93-189-S), 6.862%, due 10/25/23, (I/F)      1,402,556
   1,952,082   Federal National Mortgage Association (93-110-SE), 9.387%, due 5/25/23, (I/F)      1,809,775
   1,000,000   Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23, (I/F)(PAC)     697,160
   2,886,645   Federal National Mortgage Association (93-179-SL), 10.5%, due 10/25/23, (I/F)      2,452,869
     975,414   Prudential Home Mortgage Securities (93-47-A8), 10.063%, due 12/25/23, (I/F)         817,163
         837   TMAC Mortgage Securities Corp. (3-A), 6.538%, due 04/20/13                               838
                                                                                                 ----------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - VARIABLE RATE (Cost: $12,348,568)     11,368,540

I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC - Planned Amortization Class.
TAC - Targeted Amortization Class.

See accompanying Notes to Financial Statements.

TCW Galileo Long-term Mortgage Backed Securities Fund

----------------------------------


Principal
 Amount                       FIXED INCOME SECURITIES                                                             Value
---------                     ----------------------                                                              -----
                               U.S. GOVERNMENT AGENCY OBLIGATIONS -
                               FIXED RATE PASS-THROUGH SECURITIES (23.2%)

   $3,224,551                  FHA (#012-11218), 7.125%, due 04/01/29                                           $ 3,162,091
    1,771,271                  FHA (#000-13002), 7.125%, due 03/01/04                                             1,714,431
    2,907,867                  FHA (#012-11216), 7.185%, due 05/01/29                                             2,855,177
    1,953,086                  FHA (#044-10592), 7.625%, due 09/01/22                                             1,968,965
    1,381,637                  FHA (#081-11017), 7.75%, due 04/01/24                                              1,379,482
    2,574,908                  FHA (#112-43055), 9.25%, due 05/25/32                                              2,671,467
       34,989                  Federal Home Loan Mortgage Corp., Pool #250685, 6.5%, due 10/01/99                    34,027
    1,738,120                  Federal National Mortgage Association, Pool #310001, 6%, due 09/01/00              1,713,144
       22,251                  Federal National Mortgage Association, Pool #62420, 7.5%, due 03/01/06                22,759
       32,130                  Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09               33,411
    1,430,090                  Government National Mortgage Association, Pool #365618, 7%, due 10/15/33           1,389,876
    1,578,205                  Government National Mortgage Association, Pool #351003, 7.5%, due 07/15/28         1,565,390
       67,691                  Government National Mortgage Association, Pool #3933, 8.25%, due 07/15/04             70,028
       21,081                  Government National Mortgage Association, Pool #176192, 8.25%, due 12/15/01           21,523
       19,620                  Government National Mortgage Association, Pool #217350, 9.25%, due 08/15/00           20,429
                                                                                                                 ----------
                               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                               PASS-THROUGH SECURITIES (Cost: $18,883,966)                                       18,622,200
                                                                                                                 -----------
                               U.S. GOVERNMENT AGENCY OBLIGATIONS -
                               VARIABLE RATE PASS-THROUGH SECURITIES (10.7%)
    2,421,842                  Federal Home Loan Mortgage Corp., Pool #846089, 7.688%, due 09/01/24               2,468,656
    3,019,137                  Federal National Mortgage Association, Pool #293181, 7.187%, due 10/01/24          3,072,817
    2,999,239                  Federal National Mortgage Association, Pool #124410, 7.893%, due 07/01/22          3,060,274
                                                                                                                 ----------
                               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                               VARIABLE RATE PASS-THROUGH SECURITIES (Cost: $8,576,958)                           8,601,747
                                                                                                                 ----------
                               TOTAL FIXED INCOME SECURITIES (COST: $71,272,110) (89.4 %)                       71,713,567
                                                                                                                 ----------
                               SHORT-TERM INVESTMENTS (COST: $7,821,021) (9.8%)
    7,821,021                  Bank of New York Depositary Reserve, 5%, due 11/01/95                              7,821,021
                                                                                                                 ----------
                               TOTAL INVESTMENTS (COST: $79,093,131) (99.2%)                                     79,534,588

                               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.8% )                                      624,578
                                                                                                                 ----------
                               NET ASSETS (100%)                                                                $80,159,166
                                                                                                                ===========


See accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.


TCW Galileo Core Equity Fund
                                                                October 31, 1995


SCHEDULE OF INVESTMENTS
-----------------------

Number
of Shares       EQUITY SECURITIES                                             Value
---------       -----------------                                             -----

                CONSUMER STAPLES (17.3% OF NET ASSETS)
                COSMETICS - HOUSEHOLD PRODUCTS (1.1%)
  27,800        Proctor & Gamble Co.                                    $   $2,251,800
                                                                        --------------
                LEISURE, ENTERTAINMENT, PHOTO AND MEDIA (7.3%)
 100,000        Electronic Arts, Inc.                                        3,662,500  **
 176,600        News Corp. Ltd.                                              3,509,925
 145,766        Viacom, Inc. Class B                                         7,288,300  **
                                                                        --------------
                Total Leisure, Entertainment, Photo and Media               14,460,725
                                                                        --------------
                DRUGS & HOSPITAL SUPPLY (1.2%)
  99,000        Ivax Corp.                                                   2,252,250
                                                                        --------------
                HEALTHCARE (6.0%)
  82,000        Amgen, Inc.                                                  3,936,000  **
 161,000        Columbia/HCA Healthcare Corp.                                7,909,125
                                                                        --------------
                Total Healthcare                                            11,845,125
                                                                        --------------
                RETAIL (1.7%)
  89,666        Home Depot, Inc.                                             3,340,059
                                                                        --------------
                TOTAL CONSUMER STAPLES (Cost: $28,693,455)                  34,149,959
                                                                        --------------
                CONSUMER CYCLICALS (10.1%)
                AUTOS AND AUTO PARTS (10.1%)
 127,100        Chrysler Corp.                                               6,561,538
 183,435        Ford Motor Company                                           5,273,756
 159,600        Lear Seating Corp.                                           4,428,900  **
  84,200        Magna International, Inc.                                    3,641,650
                                                                        --------------
                Total Autos and Auto Parts                                  19,905,844
                                                                        --------------
                TOTAL CONSUMER CYCLICALS (Cost: $20,348,711)                19,905,844
                                                                        --------------




**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Core Equity Fund

-----------------------------------


Number
of Shares  EQUITY SECURITIES                                                          Value
---------  -----------------                                                       -----------

           CAPITAL GOODS (47.7%)
           AEROSPACE AND CONGLOMERATES (6.4%)
 101,000   Boeing Company                                                          $ 6,628,125
  67,200   United Technologies Corp.                                                 5,964,000
                                                                                   -----------
           Total Aerospace and Conglomerates                                        12,592,125
                                                                                   -----------
           ELECTRONICS - SEMICONDUCTORS AND INSTRUMENTS (9.3%)
 127,300   Intel Corp.                                                               8,895,088
 238,000   National Semiconductor Corp.                                              5,801,250  **
  55,100   Texas Instruments, Inc.                                                   3,760,575
                                                                                   -----------
           Total Electronics - Semiconductors and Instruments                       18,456,913
                                                                                   -----------
           ELECTRICAL INSTRUMENTS AND TELECOMMUNICATION EQUIPMENT (5.0%)
 118,500   Motorola, Inc.                                                            7,776,562
  56,500   Northern Telecom Ltd.                                                     2,034,000
                                                                                   -----------
           Total Electrical Instruments and Telecommunication Equipment              9,810,562
                                                                                   -----------
           INFORMATION PROCESSING (23.4%)
  51,700   America Online, Inc.                                                      4,136,000  **
 114,900   Computer Sciences Corp.                                                   7,683,938  **
  78,300   First Data Corp.                                                          5,177,588
 110,200   General Motors Corp. Class E                                              5,193,175
  87,900   Hewlett-Packard Company                                                   8,141,737
  50,700   Microsoft Corp.                                                           5,070,000  **
 118,600   Storage Technology Corp.                                                  2,920,525  **
  62,500   Xerox Corp.                                                               8,109,375
                                                                                   -----------
           Total Information Processing                                             46,432,338
                                                                                   -----------
           MACHINERY AND INFRASTRUCTURE (3.6%)
 126,000   America Standard Companies                                                3,370,500  **
  66,100   Caterpillar, Inc.                                                         3,709,862
                                                                                   -----------
           Total Machinery and Infrastructure                                        7,080,362
                                                                                   -----------

           TOTAL CAPITAL GOODS (Cost: $68,720,644)                                  94,372,300
                                                                                   -----------

           BASIC INDUSTRIES (14.1%)
           PAPER, FOREST PRODUCTS & CONTAINERS (1.4%)
  51,500   Champion International Corp.                                              2,755,250
                                                                                   -----------




**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995




Number
of Shares    EQUITY SECURITIES                                           Value
---------    -----------------                                           -----

             TRANSPORTATION (12.7%)
    79,800   AMR Corp.                                                  5,266,800**
    86,961   Burlington Northern Santa Fe                               7,293,854
    94,500   Delta Airlines, Inc.                                       6,201,563
    68,500   Northwest Airlines Corp.                                   2,748,562**
    20,900   UAL Corp.                                                  3,675,787**
                                                                     ------------
             Total Transportation                                      25,186,566
                                                                      ------------

             TOTAL BASIC INDUSTRIES (Cost: $21,607,956)                27,941,816
                                                                     ------------

             CREDIT SENSITIVE (6.9%)
             BANKS, FINANCIAL SERVICES AND BUILDING (6.9%)
   111,100   Citicorp                                                   7,207,612
   106,600   Green Tree Financial Corp.                                 2,838,225
    64,300   Merrill Lynch & Co., Inc.                                  3,568,650
                                                                     ------------
             Total Banks, Financial Services and Building              13,614,487
                                                                     ------------
             TOTAL CREDIT SENSITIVE (Cost: $10,008,112)                13,614,487
                                                                     ------------
             TOTAL EQUITY SECURITIES (COST: $149,378,878) (96.1%)     189,984,406
                                                                     ------------

Principal
Amount       TOTAL SHORT-TERM INVESTMENTS (COST: $8,328,211) (4.2%)
---------    ------------------------------------------------------
$8,328,211   Bank of New York Depositary Reserve, 5%, due 11/01/95      8,328,211
                                                                     ------------
             TOTAL INVESTMENTS (COST: $157,707,089)(100.3%)           198,312,617
             LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)               (591,795)
                                                                     ------------
             NET ASSETS (100.0%)                                     $197,720,822
                                                                     ============


**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund


SCHEDULE OF INVESTMENTS
-----------------------


 Number
of Shares      EQUITY SECURITIES                                    Value
---------      -----------------                                -------------
               CONSUMER STAPLES (35.2% OF NET ASSETS)
               BEVERAGES, TOBACCO AND DISTRIBUTION (2.1%)
  27,500       Canadaigua Wine Company, Inc., Class A              $1,320,000  **
                                                                   ----------
                 COSMETICS AND HOUSEHOLD PRODUCTS (0.9%)
  37,900         First Alert, Inc.                                    587,450  **
                                                                   ----------
                 DRUGS & HOSPITAL SUPPLY (7.0%)
  21,900         Biochem Pharma, Inc.                                 837,675  **
  15,700         Dura-Pharmaceuticals, Inc.                           459,225  **
  21,900         Liposome Company, Inc.                               336,712  **
  52,300         Matrix Pharmaceuticals, Inc.                         758,350  **
   6,500         Myriad Genetics, Inc.                                175,500  **
   8,900         Neurogen Corp.                                       198,025  **
  37,200         Noven Pharmaceuticals, Inc.                          381,300  **
  55,700         Pharmacyclics, Inc.                                  807,650  **
  27,900         Sepracor, Inc.                                       470,813  **
                                                                   ----------
                 Total Drugs & Hospital Supply                      4,425,250
                                                                   ----------
                 FOODS, HOTELS AND RESTAURANTS (1.2%)
  58,200         Landry's Seafood Restaurants, Inc.                   785,700  **
                                                                   ----------
                 HEALTHCARE (11.6%)
  10,200         AHI Healthcare Systems, Inc.                         142,800  **
  30,300         Alpharma, Inc., Class A                              727,200
  43,900         AmeriSource Health Corp., Class A                  1,196,275  **
  54,700         Apria Healthcare Group, Inc.                       1,182,888  **
  24,000         Depotech Corp.                                       348,000  **
  26,100         Inphynet Medical Management, Inc.                    469,800  **
  31,500         Integrated Health Services, Inc.                     720,563
  19,300         Medic Computer Systems, Inc.                       1,027,725  **
  50,000         Perrigo Company                                      612,500  **
  10,097         Summit Care Corp.                                    209,513  **
  10,600         Total Renal Care Holdings, Inc.                      215,975  **
   3,700         United Dental Care, Inc.                             112,850  **
  13,700         Vencor, Inc.                                         380,175  **
                                                                   ----------
                 Total Healthcare                                   7,346,264
                                                                   ----------





**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995




Number of
Shares            EQUITY SECURITIES                                              Value
---------         -----------------                                              -----

                  LEISURE, ENTERTAINMENT, PHOTO AND MEDIA (2.9%)
   11,800         Franklin Electronic Publishers, Inc.                        $  488,225  **
   34,500         Heritage Media Corp.                                           974,625  **
   13,100         Hollywood Entertainment Corp.                                  350,425  **
                                                                              ----------
                    Total Leisure, Entertainment, Photo and Media              1,813,275
                  RETAIL (6.5%)
   30,000         Bed, Bath & Beyond, Inc.                                       937,500  **
   15,000         De Rigo S.p.A. (ADR)  (Italy)                                  309,375  **
   21,300         Gymboree Corp.                                                 481,912  **
    9,100         Oakley, Inc.                                                   313,950  **
   25,500         OfficeMax, Inc.                                                631,125  **
   24,975         Staples, Inc.                                                  664,959  **
   34,400         Stein Mart, Inc.                                               378,400  **
   23,200         Williams-Sonoma, Inc.                                          403,100  **
                                                                              ----------
                    Total Retail                                               4,120,321
                                                                              ----------
                  SERVICES - BUSINESS (3.0%)
    7,900         CBT Group, PLC (ADR) (Ireland)                                 356,488  **
   31,500         Corporate Express, Inc.                                        822,938  **
   21,200         Stewart Enterprises, Inc., Class A                             715,500
                                                                              ----------
                    Total Services - Business                                  1,894,926
                                                                              ----------
                   TOTAL CONSUMER STAPLES (Cost:$19,042,269)                  22,293,186
                                                                              ----------
                  CONSUMER CYCLICALS (1.1%)
                  AUTOMOTIVE AND AUTOMOTIVE PARTS (1.1%)
   25,100         ABS Industries, Inc.                                           232,175
   30,600         Titan Wheel International, Inc.                                443,700
                                                                              ----------
                    TOTAL CONSUMER CYCLICALS (Cost:$652,797)                     675,875
                                                                              ----------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund

-----------------------------------


Number
of Shares  EQUITY SECURITIES                                           Value
---------  -----------------                                           -----
          CAPITAL GOODS (45.8%)
          COMPUTER SOFTWARE AND SERVICES (9.9%)
 47,700   American Management Systems, Inc.                         $1,377,337  **
  8,300   Computron Software, Inc.                                     141,100  **
 17,700   Filenet Corp.                                                803,137  **
 32,100   FIserv, Inc.                                                 826,575  **
  4,700   Logic Works, Inc.                                             71,675  **
 11,500   NETCOM On-Line Communication Services, Inc.                  669,875  **
 21,800   Nimbus CD International, Inc.                                174,400  **
 26,200   Open Environment Corp.                                       255,450  **
 14,600   Progress Software Corp.                                      956,300  **
  7,800   Remedy Corp.                                                 335,400  **
 11,300   Zebra Technologies Corp.                                     672,350  **
                                                                    ----------
          Total Computer Software and Services                       6,283,599
                                                                    ----------
          ELECTRICAL EQUIPMENT (2.8%)
 29,300   AFC Cable Systems, Inc.                                      344,275  **
 27,300   Brooktree Corp.                                              327,600  **
 15,400   Kemet Corp.                                                  531,300  **
 59,000   Magnetek, Inc.                                               582,625  **
                                                                    ----------
          Total Electrical Equipment                                 1,785,800
                                                                    ----------
          ELECTRONICS - COMMUNICATION EQUIPMENT (8.1%)
 28,100   Cidco, Inc.                                                  832,462  **
 38,100   Comverse Technology, Inc.                                    866,775  **
 23,500   Digital Link Corp.                                           373,062  **
 48,600   ECI Telecommunications, Ltd.                                 923,400
 25,600   Octel Communications Corp.                                   873,600  **
 20,100   Plantronics, Inc.                                            670,838  **
  2,500   Premisys Communications, Inc.                                223,750  **
 26,700   Tekelec                                                      387,150  **
                                                                    ----------
          Total Electronics - Communication Equipment                5,151,037
                                                                    ----------
          ELECTRONICS - SEMICONDUCTORS AND INSTRUMENTS (6.6%)
 26,600   ASM Lithography Holding N.V.                               1,320,025  **
 33,000   Digital Biometrics, Inc.                                     206,250  **
 31,500   Electro Scientific Industries, Inc.                          976,500  **
  7,500   EPIC Design Technology, Inc.                                 345,000  **
 24,400   Methode Electronics, Inc., Class A                           561,200
 17,300   SDL, Inc.                                                    441,150  **
 14,600   Veeco Instruments, Inc.                                      350,400  **
                                                                    ----------
          Total Electronics - Semiconductors and Instruments         4,200,525
                                                                    ----------




**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1995



Principal
Amount                EQUITY SECURITIES                                 Value
---------            ------------------                                 -----

                     INFORMATION PROCESSING (9.9%)
  14,820             Adobe Systems, Inc.                             $     844,740
  25,100             Baan Company, N.V.                                  1,066,750  **
  23,700             BDM International, Inc.                               592,500  **
  22,100             Cadmus Communications Corp.                           535,925
   5,600             Checkfree Corp.                                       118,300  **
   4,700             Firefox Communications, Inc.                           81,075  **
  38,200             FTP Software, Inc.                                  1,031,400  **
   1,700             Netscape Communications Corp.                         149,600  **
  30,000             Quickresponse Services, Inc.                          750,000  **
  46,700             Symantec Corp.                                      1,135,394  **
                                                                     -------------
                         Total Information Processing                    6,305,684
                                                                     -------------
                     MACHINERY AND INFRASTRUCTURE (1.8%)
  30,000             Indresco, Inc.                                        513,750  **
  33,800             Thermo Power Corp.                                    485,875  **
  15,400             Westinghouse Air Brake Company                        134,750  **
                                                                     -------------
                         Total Machinery and Infrastructure              1,134,375
                                                                     -------------
                     OFFICE EQUIPMENT AND BUILDING SUPPLIES (0.4%)
  34,800             Cameron Ashley, Inc.                                  269,700  **
                                                                     -------------
                     POLLUTION CONTROL (6.3%)
  30,000             Molten Metal Technologies, Inc.                     1,155,000  **
  61,200             Tetra Technologies, Inc.                              810,900  **
  74,200             USA Waste Services, Inc.                            1,558,200  **
  20,800             U.S. Filter Corp.                                     483,600  **
                                                                     -------------
                         Total Pollution Control                         4,007,700
                                                                     -------------
                     TOTAL CAPITAL GOODS (Cost: $23,244,596)            29,138,420
                                                                     -------------
                     BASIC INDUSTRIES (4.4%)
                     CHEMICALS (1.1%)
  28,300             Mississippi Chemical Corp.                            682,737
                                                                     -------------
                     ENERGY AND OIL SERVICES (1.3%)
  31,900             United Meridian Corp.                                 538,312  **
  11,500             Weatherford Enterra, Inc.                             277,438  **
                                                                     -------------
                         Total Energy and Oil Services                     815,750
                                                                     -------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund


SCHEDULE OF INVESTMENTS
-----------------------



  Number
of Shares      EQUITY SECURITIES                                                  Value
---------      -----------------                                                  -----

          METALS (0.6%)
15,300    Schnitzer Steel Industries, Inc.                                      $  405,450
                                                                                ----------
          TRANSPORTATION (1.4%)
53,200    Arkansas Best Corp.                                                      485,450
28,600    Atlas Air, Inc.                                                          425,425  **
                                                                                ----------
              Total Transportation                                                 910,875
                                                                                ----------
          TOTAL BASIC INDUSTRIES (Cost: $2,909,678)                              2,814,812
                                                                                ----------
          CREDIT SENSITIVE (3.0%)
          BANKS (0.8%)
27,800    Vallicorp Holdings, Inc.                                                 361,400
 7,300    WFS Financial, Inc.                                                      121,362  **
                                                                                ----------
              Total Banks                                                          482,762
                                                                                ----------
          INSURANCE (2.2%)
22,000    PartnerRe Holdings, Ltd.                                                 585,750
31,700    PXRE Corp.                                                               808,349
                                                                                ----------
              Total Insurance                                                    1,394,099
                                                                                ----------
          TOTAL CREDIT SENSITIVE (Cost: $1,775,275)                              1,876,861
                                                                                ----------
          TOTAL EQUITY SECURITIES (COST: $47,624,615) (89.5%)                   56,799,154
                                                                                ----------




**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995

    Principal
     Amount       SHORT-TERM INVESTMENTS (COST: $5,299,744) (8.4%)            Value
--------------    ------------------------------------------------        --------------
$    5,299,744    Bank of New York Depositary Reserve, 5%, due 11/01/95   $    5,299,744
                                                                          ---------------
                  TOTAL INVESTMENTS (COST: $52,924,359) (97.9%)               62,098,898

                  EXCESS OF OTHER ASSETS OVER LIABILITIES (2.1%)               1,312,332
                                                                          ---------------
                  NET ASSETS (100%)                                          $63,411,230
                                                                          ===============









**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

SCHEDULE OF INVESTMENTS
-----------------------


Number
of Shares     EQUITY SECURITIES                                     Value
---------     -----------------                                     -----

             CONSUMER STAPLES (49.9% OF NET ASSETS)
             BEVERAGES, TOBACCO AND DISTILLERY (1.6%)
   17,000    Canandaigua Wine Company, Inc., Class A             $  816,000  **
   11,700    Odwalla, Inc.                                          236,925  **
                                                                 ----------
                Total Beverages, Tobacco and Distillery           1,052,925
                                                                 ----------
             COSMETICS AND HOUSEHOLD PRODUCTS (2.4%)
   29,500    Sola International, Inc.                               722,750  **
   43,800    Thermolase Corp.                                       892,425  **
                                                                 ----------
                Total Cosmetics and Household Products            1,615,175
                                                                 ----------
             DRUGS AND HOSPITAL SUPPLY (2.2%)
   26,300    Dura-Pharmaceuticals, Inc.                             769,275  **
   19,700    Gulf South Medical Supply, Inc.                        408,775  **
   17,300    Safeskin Corp.                                         311,400  **
                                                                 ----------
                Total Drugs and Hospital Supply                   1,489,450
                                                                 ----------
             FOODS, HOTELS AND RESTAURANTS (2.0%)
    8,000    Apple South, Inc.                                      164,000
   16,600    Boston Chicken, Inc.                                   561,287  **
   15,000    Papa John's International, Inc.                        577,500  **
                                                                 ----------
                Total Foods, Hotels and Restaurants               1,302,787
                                                                 ----------
             HEALTHCARE (13.7%)
   20,200    American Oncology Resources, Inc.                      707,000  **
   25,600    AmeriSource Health Corp., Class A                      697,600  **
   17,800    CRA  Managed Care, Inc.                                427,200  **
    8,200    Compdent Corp.                                         255,225  **
   17,400    HealthPlan Services Corp.                              358,875  **
    6,800    Healthwise of America, Inc.                            200,600  **
   24,600    Lincare Holdings, Inc.                                 611,925  **
   39,700    Medaphis Corp.                                       1,260,475  **
   15,600    Medic Computer Systems, Inc.                           830,700  **
   29,300    MedPartners, Inc.                                      820,400  **
   16,000    Omnicare, Inc.                                         580,000

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1995




Number
of Shares        EQUITY SECURITIES                                                   Value
---------        -----------------                                                   -----
                 HEALTHCARE (CONTINUED)
    10,800       Orthodontic Centers of America, Inc.                         $    345,600  **
     3,500       Oxford Health Plans, Inc.                                         273,875  **
    23,550       PhyCor, Inc.                                                      865,462  **
    21,000       Rotech Medical Corp.                                              477,750  **
     4,200       Summit Medical Systems, Inc.                                       69,300  **
     1,000       Thermo Cardiosystems, Inc.                                         48,500  **
     2,600       United Dental Care, Inc.                                           79,300  **
     5,400       Vencor, Inc.                                                      149,850  **
                                                                              ------------
                     Total Healthcare                                            9,059,637
                                                                              ------------
                 LEISURE, ENTERTAINMENT, PHOTO AND MEDIA (8.5%)
       600       American Radio Systems Corp.                                       13,500  **
    10,800       Anchor Gaming                                                     237,600  **
    10,200       Clear Channel Communication, Inc.                                 836,400  **
    25,400       Hollywood Entertainment Corp.                                     679,450  **
    18,200       Learning Company (The)                                          1,073,800  **
     9,100       Lin Television Corp.                                              260,487  **
     6,100       Premiere Radio Networks, Inc.                                     106,750  **
    18,700       Regal Cinemas, Inc.                                               733,975  **
    19,800       Scientific Games Holdings Corp.                                   648,450  **
    48,500       Westwood One, Inc.                                                763,875  **
     8,200       Young Broadcasting Corp.                                          250,100  **
                                                                             -------------
                     Total Leisure, Entertainment, Photo and Media               5,604,387
                                                                             -------------
                 RETAIL (10.7%)
    14,900       Bed, Bath & Beyond, Inc.                                          465,625  **
    11,000       Blyth Industries, Inc.                                            555,500  **
    11,600       Department 56, Inc.                                               526,350  **
     7,800       Gymboree Corp.                                                    176,475  **
    38,100       Just for Feet, Inc.                                               900,112  **
    18,900       Kenneth Cole Productions, Inc.                                    772,537  **
    19,050       OfficeMax, Inc.                                                   471,488  **
    27,000       Petsmart, Inc.                                                    904,500  **
    36,300       Renters Choice, Inc.                                              608,025  **
    33,000       Stein Mart, Inc.                                                  363,000  **
    24,800       Sunglass Hut International, Inc.                                  675,800  **
    14,300       Tiffany & Company                                                 623,837
                                                                             -------------
                     Total Retail                                                7,043,249
                                                                             -------------




**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

-------------------------------------



Number
of Shares    EQUITY SECURITIES                                       Value
---------    -----------------                                       -----
             SERVICES - BUSINESS (8.8%)
   9,600     Alternative Resources Corp.                      $    297,600  **
   9,900     CBT Group, PLC (ADR)(Ireland)                         446,738  **
  34,200     Corporate Express, Inc.                               893,475  **
   3,600     Corrections Corporation of America                    196,200  **
  18,900     Filenet Corp.                                         857,588  **
  50,000     Gartner Group, Inc., Class A                        2,181,250  **
  16,500     Information Resources, Inc.                           179,438  **
   9,800     Robert Half International, Inc.                       357,700  **
  21,400     Romac International, Inc.                             395,900  **
                                                              ------------
                 Total Services - Business                       5,805,889
                                                              ------------
             TOTAL CONSUMER STAPLES (Cost:$22,219,506)          32,973,499
                                                              ------------
             CONSUMER CYCLICALS (0.5%)
             AUTOMOTIVE AND AUTOMOTIVE PARTS (0.5%)
  22,650     Titan Wheel International, Inc.                       328,425
                                                              ------------
             TOTAL CONSUMER CYCLICALS (Cost:$282,693)              328,425
                                                              ------------
             CAPITAL GOODS (37.1%)
             COMPUTER SOFTWARE AND SERVICES (16.1%)
  28,600     Atria Software, Inc.                                1,022,450  **
   2,500     Broderbund Software, Inc.                             173,437  **
  13,600     Cambridge Technology Partners, Inc.                   771,800  **
  13,900     Computron Software, Inc.                              236,300  **
  21,000     Datastream Systems, Inc.                              467,250  **
   6,400     Discreet Logic, Inc.                                  364,800  **
   1,200     Imnet Systems, Inc.                                    30,450  **
   7,800     Inso Corp.                                            278,850  **
  14,000     Logic Works, Inc.                                     213,500  **
  60,000     Macromedia, Inc.                                    2,220,000  **
   6,300     Maxis, Inc.                                           278,775  **
  11,800     NETCOM On-Line Communication Services, Inc.           687,350  **
  30,400     Netmanage, Inc.                                       619,400  **
   3,600     Peoplesoft, Inc.                                      309,600  **
  53,200     Platinum Software Corp.                               352,450  **
  18,100     Premenos Technology Corp.                             710,425  **
  11,400     Remedy Corp.                                          490,200  **
  31,400     Security Dynamics Technologies, Inc.                  989,100  **
     900     Verity, Inc.                                           33,075  **
   5,700     Xylogics, Inc.                                        394,015  **
                                                              ------------
                 Total Computer Software and Services           10,643,227
                                                              ------------




**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1995




Number of
Shares or
Warrants    EQUITY SECURITIES                                                      Value
--------    -----------------                                                      -----
             ELECTRICAL EQUIPMENT (1.3%)
   14,100    Baldor Electric Company                                       $     338,400
   20,400    C.P. Clare Corp.                                                    527,850  **
                                                                           -------------
                 Total Electrical Equipment                                      866,250
                                                                           -------------
             ELECTRONICS - COMMUNICATION EQUIPMENT (7.1%)
    3,384    American Satellite Network, Inc., Warrants, expires 06/30/99               3  **
   12,800    Ascend Communications, Inc.                                          832,000  **
   16,000    Cascade Communications Corp.                                       1,140,000  **
   10,900    Centennial Cellular Corp.                                            198,925  **
   36,800    Cidco, Inc.                                                        1,090,200  **
   42,000    LCI International, Inc.                                              756,000  **
    7,100    Premisys Communications, Inc.                                        635,450  **
                                                                            -------------
                 Total Electronics - Communication Equipment                    4,652,578
                                                                            -------------
             ELECTRONICS - SEMICONDUCTORS AND INSTRUMENTS (6.7%)
    5,800    ArcSys, Inc.                                                         243,600  **
   12,300    ASM Lithography Holding N.V.                                         610,387  **
   22,300    EPIC Design Technology, Inc.                                       1,025,800  **
    2,300    ESS Technology, Inc.                                                  69,000  **
   20,000    Maxim Integrated Products, Inc.                                    1,495,000  **
   14,000    Methode Electronics, Inc., Class A                                   322,000
   14,200    Microchip Technology, Inc.                                           563,563  **
   12,400    TelCom Semiconductor, Inc.                                            97,650  **
                                                                           --------------
                 Total Electronics - Semiconductors and Instruments             4,427,000
                                                                           --------------
             INFORMATION PROCESSING (5.9%)
   12,948    Adobe Systems, Inc.                                                  738,036
   24,700    Aspen Technology, Inc.                                               679,250  **
   23,600    Astea International, Inc.                                            424,800  **
    3,000    Business Objects S.A. (ADR)(France)                                  129,750  **
   25,500    Computer Management Sciences, Inc.                                   522,750  **
   25,700    HNC Software, Inc.                                                   655,350  **
    6,700    Oak Technology, Inc.                                                 366,825  **
    7,400    Peak Technologies Group (The)                                        186,850  **
   10,700    Performance Systems International, Inc                               189,925  **
                                                                           --------------
                 Total Information Processing                                   3,893,536
                                                                           --------------
             TOTAL CAPITAL GOODS (Cost:$14,052,090)                            24,482,591
                                                                           --------------




**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

-----------------------------------

  Number
  of Shares    EQUITY SECURITIES                                      Value
------------   -----------------                                 ----------
               BASIC INDUSTRIES (1.9%)........
               ENERGY AND OIL SERVICES (0.1%).
 2,600         Global Industries, Ltd.                          $    68,250 **
                                                                -----------
               TRANSPORTATION (1.8%)
54,700         Atlas Air, Inc.                                      813,662 **
10,000         Fritz Companies, Inc.                                350,000 **
                                                                -----------
                  Total Transportation                            1,163,662
                                                                -----------
               TOTAL BASIC INDUSTRIES (Cost: $1,179,538)          1,231,912
                                                                -----------
               CREDIT SENSITIVE (1.0%)
               BANKS (0.0%)
   500         Jayhawk Acceptance Corp                                6,000 **
                                                                -----------
               INSURANCE (1.0%)
21,900         Crop Growers Corp.                                   284,700 **
10,600         Gallagher (Arthur J.) & Company                      374,975
                                                                -----------
                  Total Insurance                                   659,675
                                                                -----------
               TOTAL CREDIT SENSITIVE (Cost: $620,951)              665,675
                                                                -----------
               TOTAL EQUITY SECURITIES (COST:$38,354,778)(90.4%) 59,682,102
                                                                -----------
  Principal
  Amount       SHORT-TERM INVESTMENTS (COST: $8,024,583) (12.1%)
-----------    ------------------------------------------------
$8,024,583     Bank of New York Depositary Reserve, 5%, due
               11/01/95                                           8,024,583
                                                                -----------
               TOTAL INVESTMENTS (COST: $46,379,361) (102.5%)    67,706,685
               LIABILITIES IN EXCESS OF OTHER ASSETS (-2.5%)     (1,650,670)
                                                                -----------
               NET ASSETS (100%)                                 66,056,015
                                                                ===========



**  Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Asia Pacific Equity Fund

                                                                October 31, 1995

SCHEDULE OF INVESTMENTS
-----------------------



Number of
  Shares                       EQUITY SECURITIES                                                       Value
--------                       -----------------                                                       -----

                                CHINA (COST: $276,988) (0.5% OF NET ASSETS)
     250,000                    Shanghai Yaohua Pilkington Glass Company Limited, Series B          $   245,000
                                                                                                    -----------
                                HONG KONG (38.3%)
     235,000                    Amoy Properties, Limited                                                226,435
     408,000                    ASM Pacific Technology, Limited                                         385,214
     282,000                    Cheung Kong Holdings, Limited                                         1,590,211
     159,500                    China Light & Power Company, Limited                                    849,919
     110,000                    Citic Pacific, Limited                                                  343,581
     313,400                    Consolidated Electric Power Asia, Limited                               634,356
     156,000                    Dao Heng Bank Group, Limited                                            572,001
     218,000                    Guoco Group, Limited                                                  1,009,390
     113,800                    Hang Seng Bank, Limited                                                 953,019
     242,000                    Hong Kong Electric Holdings, Limited                                    823,172
     262,400                    Hong Kong Telecommunications, Limited                                   458,160
     305,000                    Hong Kong & China Gas Company, Limited                                  495,066
     155,437                    HSBC Holdings Public, Limited                                         2,261,654
     269,000                    Hutchison Whampoa, Limited                                            1,482,113
     330,000                    Hysan Development Company, Limited                                      840,813
      21,000                    Jardine Matheson Holdings, Limited                                      128,100
     350,000                    New World Development Company, Limited                                1,362,555
   1,480,000                    Ng Fung Hong, Limited                                                   660,390
     186,000                    Sun Hung Kai Properties, Limited                                      1,485,488
     130,000                    Swire Pacific, Limited, Class A                                         975,193
     174,000                    Varitronix International, Limited                                       331,941
                                                                                                    -----------
                                TOTAL HONG KONG (Cost: $15,579,953)                                  17,868,771
                                                                                                    -----------
                                INDIA (2.3%)
      12,000                    Bajaj Auto, Limited (GDS)                                               318,000
      30,000                    India Cement, Limited (GDR)                                             228,900
      31,000                    Larsen & Toubro Limited (GDR)                                           550,250
                                                                                                    -----------
                                TOTAL INDIA (Cost: $1,075,160)                                        1,097,150
                                                                                                    -----------
                                INDONESIA (5.5%)
     270,000                    PT Astra International                                                  540,713
     145,450                    PT Bank Bali                                                            339,298
      90,000                    PT HM Sampoerna                                                         831,866
      81,470                    PT Indofood Sukses Makmur                                               376,512
     177,000                    PT Semen Gresik                                                         459,639
                                                                                                    -----------
                                TOTAL INDONESIA (Cost: $2,080,143)                                    2,548,028
                                                                                                    -----------





See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund

-----------------------------------


Number of
 Shares
or Warrants                    EQUITY SECURITIES                                                      Value
-----------                    -----------------                                                      -------

                               MALAYSIA (14.3%)
      81,000                   Berjaya South Island (Prime Utilities Berhad)                       $  748,820
     176,000                   Commerce Asset Holdings                                                872,384
     319,000                   DCB Holdings Berhad                                                    903,540
     466,000                   Faber Group Berhad                                                     395,972
     594,500                   Lion Land Berhad                                                       643,145
     175,000                   Malakoff Berhad                                                        519,768
      32,000                   MBF Capital Berhad                                                      30,212
     235,000                   New Straits Times Press Berhad                                         739,575
      80,000                   Petronas Gas Berhad                                                    270,653
      80,000                   Petronas Gas Berhad Warrants, expires 08/17/00                         139,732  **
     445,000                   Renong Berhad                                                          679,229
      18,000                   Sime Darby Berhad                                                       44,965
     100,000                   Telekom Malaysia Berhad                                                715,972
                                                                                                   ----------
                               TOTAL MALAYSIA (Cost: $6,630,538)                                    6,703,967
                                                                                                   ----------
                               PAKISTAN (COST: $541,108) (0.6%)
       3,010                   Pakistan Telecommunications Corporation (GDS)                          281,435
                                                                                                   ----------
                               PHILIPPINES (2.5%)
   1,501,500                   Belle Corporation                                                      227,762
      46,900                   Manila Electric Company, Series B                                      349,409
     345,100                   Pilipino Telephone Corporation                                         304,812
     148,000                   Security Bank Corporation                                              272,811
                                                                                                   ----------
                               TOTAL PHILIPPINES (Cost: $1,325,501)                                 1,154,794
                                                                                                   ----------
                               SINGAPORE (11.7%)
      80,000                   City Development, Limited                                              495,225
     104,000                   Development Bank of Singapore, Limited                               1,191,935
      97,000                   Far East Levingston Shipbuilding, Limited                              418,606
      30,000                   Fraser & Neave Limited                                                 354,439
     110,000                   Keppel Corporation, Limited                                            902,724
     195,000                   Parkway Holdings, Limited, Warrants, expires 10/13/98                  248,320 **
     115,000                   Singapore Land, Limited                                                642,731
      91,000                   United Overseas Bank, Limited                                          798,302
      80,000                   Van der Horst, Limited                                                 410,329
                                                                                                   ----------
                               TOTAL SINGAPORE (Cost: $5,025,645)                                   5,462,611
                                                                                                   ----------

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995




   Number of
Shares Warrants
  or Rights                   EQUITY SECURITIES                                                Value
---------------               -----------------                                                -------
                              SOUTH KOREA (8.1%)
             115              Daewoo Corporation Warrants, expires 11/08/96                 $    28,750 **
              35              Dong Yang Dragon Trust                                            525,000
           9,000              Halla Engineering & Construction Company, Limited                 451,647
           9,000              Halla Engineering & Construction Rights, expires 11/22/95          26,252 **
          11,000              Korea Electric Power Corporation (New ADR)                        270,875
          14,500              Korea Electric Power Corporation (ADR)                            358,875
          60,000              Korea Exchange Bank (IN)                                          666,492
          13,000              L.G. Chemical, Limited (GDR)                                      308,750
          13,500              L.G. Securities, Limited                                          296,393
           7,400              Pohang Iron & Steel Comapny, Limited (ADR)                        190,550
               2              Samsung Electronics Company, Limited (1/2 Voting GDR)                 210
           5,500              Samsung Electronics Company, Limited (144A) (1/2 Voting GDR)      643,500 *
             130              Tong Yang Cement Corporation, Warrants, expires 08/18/96           19,500 **
                                                                                             ----------
                              TOTAL SOUTH KOREA (Cost: $4,141,984)                            3,786,794
                                                                                             ----------
                              TAIWAN (COST: 948,718) (1.8%)
          93,300              The Taiwan Index Fund, Limited                                    863,025
                                                                                             ----------
                              THAILAND (7.1%)
         162,100              Bank of Ayudhya Public Company, Limited                           933,829
         243,780              Electricity Generating Public Company, Limited                    832,939
           9,600              Mathicon Public Company, Limited                                   48,057
          35,800              Phatra Thanakit Public Company, Limited                           280,199
          63,500              PTT Exploration & Production Public Company, Limited              575,209
           8,700              The Siam Cement Company, Limited Public Company, Limited          474,231
          36,000              Swedish Motor Corp. Public Company, Limited                       160,191
                                                                                             ----------
                              TOTAL THAILAND (Cost: $2,724,985)                               3,304,655
                                                                                             ----------
                              TOTAL EQUITY SECURITIES (COST: $40,351,723) (92.7%)            43,316,230
                                                                                             ----------

*   Restricted security. (See Note 6)

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund

-----------------------------------

 Principal
 Amount         CONVERTIBLE SECURITIES                                                            Value
-----------     ----------------------                                                          ------------
$   365,000     PHILIPPINES (COST: $365,000) (0.8%)
                Bacnotan Consolidated Industries, Inc., Convertible Bond, 5.5%, due 06/21/04    $    368,650
                                                                                                ------------
                SOUTH KOREA (COST: 340,734) (0.6%)
    210,000     Daewoo Electronics Public Company, Limited, Convertible Bond,
                 3.5%, due 12/31/07                                                                  268,800
                                                                                                ------------
                THAILAND (2.7%)
    315,000     Land & House Public Company, Limited, Convertible Bond,
                 5%, due 04/29/03                                                                    384,300
    905,000     Siam Commercial Bank Public Company, Limited, Convertible Bond,
                 3.25%, due 01/24/04                                                                 907,263
                                                                                                ------------
                TOTAL THAILAND (Cost: $1,269,400)                                                  1,291,563
                                                                                                ------------
                TOTAL CONVERTIBLE SECURITIES (COST: $1,975,134) (4.1%)                             1,929,013
                                                                                                ------------
                SHORT-TERM INVESTMENTS (COST: $1,797,438) (3.9%)
                ------------------------------------------------

  1,797,438     Bank of New York Depositary Reserve, 5%, due 11/01/95                              1,797,438
                                                                                                ------------
                TOTAL INVESTMENTS (COST: $44,124,295) (100.7%)                                    47,042,681

                LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                                       (333,274)
                                                                                                ------------
                NET ASSETS (100%)                                                                $46,709,407
                                                                                                ============






See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Emerging Markets Fund


                                                                October 31, 1995


SCHEDULE OF INVESTMENTS
-----------------------


 Number
of Shares          EQUITY SECURITIES                                                      Value
---------          -----------------                                                      -----
                ARGENTINA (3.3% OF NET ASSETS)
   38,400       Astra Compania Argentina de Petroleo, S.A.                          $       56,809
    2,600       Banco Frances del Rio de la Plata, S.A. (ADR)                               56,875
    5,000       Banco de Galicia y Buenos Aires, S.A., Series B                             23,591
    4,800       Banco de Galicia y Buenos Aires, S.A. (ADR)                                 91,800
    3,300       Buenos Aires Embotelladora, S.A. (ADR)                                      75,488
    8,900       Compania Interamericana de Automoviles, S.A.                                32,472
   99,702       Compania Naviera Perez Companc S.A.C.F.I.M.F.A.                            439,510
    8,300       IRSA Inversiones y Representaciones, S.A.                                   17,423
   14,040       Juan Minetti, S.A.                                                          34,384
    8,846       Molinos Rio de la Plata, S.A.                                               55,265
   10,800       Nobleza Piccardo                                                            41,563
   26,500       Sociedad Comercial del Plata Sociedad Anonima                               53,509
    8,400       Telecom Argentina STET-France Telecom, S.A., Series B                       32,327
    4,200       Telecom Argentina STET-France Telecom, S.A., Series B (ADR)                161,175
   12,600       Telefonica de Argentina Sociedad Anonima                                   261,450
    9,700       TRANSPORTADORA DE GAS DEL SUR, S.A. (ADR)                                   99,425
   10,401       Yacimientos Petroliferos Fiscales Sociedad del Estado (ADR)                178,117
                                                                                     -------------
                TOTAL ARGENTINA (Cost: $1,889,118)                                       1,711,183
                                                                                     -------------
                BRAZIL (2.9%)
  355,600       Brasmotor, S.A.                                                             83,205
1,552,473       CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)                          440,750
    3,500       Clark Automotive Products Corporation (CAPCO) (ADR)                         26,688**
9,220,000       Companhia Brasileira de Petroleo Ipiranga                                   87,732
   17,500       Companhia Energetica de Sao Paulo                                          173,906
4,300,000       Companhia Paranaense de Energia (COPEL)                                     31,749
7,400,000       Companhia Siderurgica Nacional                                             158,527
    7,500       Companhia Souza Cruz Industria e Comercio                                   53,661
  760,000       Light-Servicos de Electricidade, S.A.                                      229,596
4,850,000       Lojas Americanas, S.A.                                                     116,005
2,700,000       Telecomunicacoes Brasileiras, S.A. (Telebras)                               89,682
                                                                                     -------------
                TOTAL BRAZIL (Cost: $1,971,885)                                          1,491,501
                                                                                     -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

----------------------------------

  Number
  of Shares  EQUITY SECURITIES                                            Value
-----------  -----------------                                          ----------

             CHILE (3.6%)
  3,300      Administradora de Fondos de Pensiones Provida, S.A.             80,850
  1,900      Banco O'Higgins                                                 40,613
  3,000      Chilectra, S.A.                                                125,250
  6,800      Chilgener, S.A. (ADR)                                          163,200
  5,400      Compania Cervecerias Unidas, S.A.                              124,875
  2,300      Compania de Telecomunicaciones de Chile, S.A.                  165,600
  4,900      Embotelladora Andina, S.A.                                     162,925
 11,100      Enersis, S.A. (ADR)                                            278,888
  7,650      Genesis Chile Fund Limited                                     291,656
  5,100      Madeco, S.A.                                                   126,862
  9,850      Maderas y Sinteticos Sociedad Anonima (MASISA) (ADR)           176,069
  2,650      Santa Isabel, S.A.                                              59,956
  1,500      Sociedad Quimica y Minera de Chile, S.A.                        65,062
                                                                        -----------
             TOTAL CHILE (Cost: $1,857,199)                               1,861,806
                                                                        -----------

             CHINA (1.2%)
 24,000      Shandong Huaneng Power (ADR)                                   192,000
586,690      Shanghai Dajiang, Series B                                     344,974
 98,200      Shanghai Yaohua Pilkington Glass Company Limited, Series B      96,236
                                                                        -----------
             TOTAL CHINA (Cost: $650,405)                                   633,210
                                                                        -----------

             COLOMBIA (2.0%)
 30,200      Almacenes Exito, S.A.                                          109,014
 12,400      Banco Industrial Colombiano                                    168,950
 28,246      Banco de Bogota                                                130,850
  8,300      Cementos Diamante, S.A., (144A) (ADS)                          141,100*
 14,470      Compania Nacional de Chocolates, S.A.                          115,348
  9,000      Compania Suramericana de Seguros, S.A.                         158,829
 39,200      Compania de Cemento Argos, S.A.                                235,837
                                                                        -----------
             TOTAL COLOMBIA (Cost: $1,440,880)                            1,059,928
                                                                        -----------

             GREECE (1.3%)
 34,760      Aegek                                                          366,249
  7,230      Ergo Bank                                                      311,571
                                                                        -----------
             TOTAL GREECE (Cost: $619,459)                                  677,820
                                                                        -----------

             HONG KONG (COST: $459,858) (0.9%)
223,000      Consolidated Electric Power Asia, Limited                      451,376
                                                                        -----------





* Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                                October 31, 1995



 Number
or Shares            EQUITY SECURITIES                                      Value
---------            -----------------                                      -----

                     INDIA (1.8%)
   6,000             Hindalco Industries, Limited (GDR)                  $  186,000
  43,000             Larsen & Toubro Limited (GDR)                          763,250
                                                                         ----------
                     TOTAL INDIA (Cost: $892,850)                           949,250
                     INDONESIA (2.7%)                                    ----------
 141,000             PT Astra International                                 282,372
 104,000             PT Bank International Indonesia 'Foreign'              363,908
  72,475             PT Indofood Sukses Makmur                              334,942
   8,900             PT Indonesian Satellite Corporation (ADR)              294,813
 190,080             PT Mayora Indah                                        135,951
                                                                         ----------
                     TOTAL INDONESIA (Cost: $1,415,239)                   1,411,986
                     IRELAND (COST: $275,000) (0.5%)                     ----------
  27,500             Central Asia Investment Company Limited                275,000  +
                     MALAYSIA (16.5%)                                    ----------
  94,000             Berjaya South Island (Prime Utilities Berhad)          869,001
 252,000             Commerce Asset Holdings                              1,249,095
 445,000             Development & Commercial Bank Holdings Berhad        1,260,425
 128,000             Genting Berhad                                       1,102,754
  20,000             Land & General Holdings Berhad                          46,420
 794,500             Lion Land Berhad                                       859,510
 523,000             MBF Capital Berhad                                     493,784
 265,000             New Straits Times Press Berhad                         833,989
 620,000             Renong Berhad                                          946,341
 113,000             Technology Resources Industries Berhad                 286,723
  81,000             Telekom Malaysia Berhad                                579,937
                                                                         ----------
                     TOTAL MALAYSIA (Cost: $8,393,073)                    8,527,979
                                                                         ----------

+   Security valued at fair value by the Adviser. (See Note 2)


See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

-----------------------------------



Number
of Shares
or Units          EQUITY SECURITIES                                                                Value
-----------       -----------------                                                                -----

                   MEXICO (13.3%).
    165,600        Cemex, S.A. de C.V.                                                           $  513,850
    386,700        Cifra, S.A. de C.V., Series C                                                    395,972
      3,600        Coca Cola FEMSA, S.A. de C.V. (ADR)                                               64,800
     21,000        DESC, S.A. de C.V., Serices B                                                     67,828
     13,400        Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)                           127,300
     12,500        Empresas La Moderna, S.A. de C.V., (ADR)                                         175,000
     99,600        Fomento Economica Mexicano, S.A. de C.V., Series B                               207,348
     22,440        Gruma, S.A. de C.V.                                                               66,465
    143,800        GRUPO CARSO, S.A. de C.V.  Series A1                                             756,522  **
    182,700        Grupo Cementos de Chihuahua, S.A. de C.V., Series B                              128,843
      4,300        Grupo Embotellador de Mexico (GDR)                                                44,613
     95,900        Grupo Financiero Inbursa, S.A. de C.V., Series B                                 261,054  **
     63,000        Grupo Industria Alfa, S.A. de C.V., Series A                                     724,189
     26,394        Grupo Industrial San Luis, S.A. de C.V., Units                                   124,711
     43,700        Grupo Industrial Bimbo, S.A. de C.V., Series A                                   166,417
     10,613        Grupo Industrial Maseca, S.A. de C.V. (ADR)                                      102,150
     14,030        Grupo Televisa, S.A. (ADR)                                                       242,018
    217,600        Industria Automotriz, S.A. Series B                                               62,272  + **
     66,600        Jugos del Valle, S.A. de C.V., Series B                                          116,292
     26,600        Kimberly-Clark de Mexico, S.A. de C.V., Series A                                 348,914
     11,500        Panamerican Beverage (ADR)                                                       314,813
     55,745        Telefonos de Mexico, S.A. de C.V., Series L (ADR)                              1,532,987
     17,300        Transportacion Maritima Mexicana, S.A. de C.V. (TMM), Series A (ADR)             108,125
     27,100        Tubos de Acero de Mexico, S.A. de C.V. (TAMSA) (ADR)                             182,925
                                                                                               ------------
                   TOTAL MEXICO (Cost: $9,192,704)                                                6,835,408
                                                                                               ------------
                   PAKISTAN (COST: $713,687) (0.7%)
      3,970        Pakistan Telecommunications (GDS)                                                371,195
                                                                                              -------------
                   PANAMA (COST: $96,875) (0.2%)
      3,100        Banco Latinamericano de Exportaciones, S.A. (ADR)                                129,425
                                                                                              -------------
                   PERU (1.0%)
     14,859        Credicorp, Limited                                                               245,174
     83,344        Cerveceria Backus y Johnson, S.A.                                                149,130
      5,647        Compania de Minas Buenaventura, S.A.                                              30,985
     19,890        Enrique Ferreyros, S.A.                                                           22,792
     34,751        Explosivos, S.A.                                                                  92,965
                                                                                               ------------
                   TOTAL PERU (Cost: $530,085)                                                      541,046
                                                                                               ------------





+   Security valued at fair value by the Adviser. (See Note 2)

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995


 Number of
Shares or
  Units             EQUITY SECURITIES                                                  Value
----------          -----------------                                                  -----
                    PHILIPPINES (1.7%)
   209,000          Bacnotan Cement Corporation                                   $  200,653
    94,000          Manila Electric Company, Series B                                700,307
                                                                                  ----------
                    TOTAL PHILIPPINES (Cost: $905,948)                               900,960
                                                                                  ----------
                    PORTUGAL (2.9%)
    25,590          Corticeira Amorim                                                249,802
    28,467          Espirito Santo Financial Holding, S.A. (ADR)                     313,137
    15,750          Portugal Telecom                                                 297,950
    20,650          Soares da Costa                                                  287,771
    15,000          Sonae Investments, Series A                                      346,371
                                                                                  ----------
                    TOTAL PORTUGAL (Cost: $1,802,225)                              1,495,031
                                                                                  ----------
                    SINGAPORE (Cost: $385,647)(0.8%)
    80,000          Van der Horst, Limited                                           410,329
                                                                                  ----------
                    SOUTH AFRICA (10.0%)
     8,300          Anglo Alpha Limited                                              295,778
     5,100          Anglovaal Limited (144A) (ADR)                                   192,844  *
    29,500          Barlow Limited                                                   380,071
    18,400          DeBeers Consolidated Mines Limited (ADR)                         506,000
    20,000          Malbak Limited                                                   132,950
    45,591          Malbak Limited (144A)                                            303,065  *
   103,281          Murray & Roberts Holdings Limited                                721,948
    10,500          Nedcor Limited, Units (144A) (GDR)                               582,750  *
    54,700          Pick 'n Pay Stores Limited                                       198,677
    16,559          Pretoria Portland Cement Company Limited                         453,920
    33,525          Sasol Limited                                                    289,484
    21,546          The South African Breweries, Limited (ADR)                       702,938
    12,200          The South African Breweries, Limited (Ordinary Shares)           400,480
                                                                                  ----------
                    TOTAL SOUTH AFRICA (Cost: $4,095,436)                          5,160,905
                                                                                  ----------


* Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

-----------------------------------



  Number
of shares
or Warrants         EQUITY SECURITIES                                            Value
------------        -----------------                                          ----------
                    SOUTH KOREA (4.1%)
          60        Daewoo Corporation Warrants, expires 11/08/96              $   15,000  **
          20        Dong Yang Dragon Trust                                        300,000
      25,000        Korea Electric Power Corporation (New ADR)                    615,625
      38,000        Korea Exchange Bank (IN)                                      422,112
      11,800        L.G. Chemical, Limited (GDR)                                  280,250
       9,784        Pohang Iron & Steel Company, Limited (ADR)                    251,938
          42        Samsung Electronics Company, Limited (1/2
                    Voting GDR)                                                     4,326
          60        Samsung Electronics Company, Limited (1/2
                    Voting GDR)                                                     6,300
         593        Samsung Electronics Company, Limited (1/2
                    Non-Voting GDR)                                                32,615
       3,000        Samsung Electronics Company, Limited (144A)
                    (1/2 Non-Voting GDR)                                          195,750  *
                                                                              -----------
                    TOTAL SOUTH KOREA (Cost: $2,245,246)                        2,123,916
                                                                              -----------
                    TAIWAN (COST: $430,352) (0.8%)
      43,000        The Taiwan Index Fund, Limited                                397,750
                                                                              -----------
                    THAILAND (3.8%)
      54,000        PTT Exploration & Production Public
                    Company, Limited                                              489,154
      13,200        The Siam Cement Company, Limited Public
                    Company, Limited                                              719,523
      94,000        Thai Farmer's Bank                                            776,798
                                                                              -----------
                    TOTAL THAILAND (Cost: $1,992,153)                           1,985,475
                                                                              -----------
                    TURKEY (1.5%)
     444,000        Cimentas, A.S.                                                268,356
   1,898,000        Eczacibasi Yapi                                               225,732
     808,000        Netas Telekomunik                                             279,626
       3,098        Turkiye Garanti Bankasi (ADR)                                  27,882
                                                                              -----------
                    TOTAL TURKEY (Cost: $895,624)                                 801,596
                                                                              -----------
                    VIETNAM (COST: $378,350) (0.7%)
      32,900        Lazard Vietnam Fund Limited  (Preference Shares)              378,350
                                                                              -----------
                    TOTAL COMMON STOCK (Cost: $43,529,298) (78.2%)             40,582,425
                                                                              -----------

*   Restricted Security. (See Note 6)
**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995

Number of
Shares or
Rights              PREFERRED STOCK                                              Value
------------        -----------------                                          ----------
                    BRAZIL (12.7%)
46,582,985          Banco Bradesco, S.A                                        $   426,300
   915,800          Banco Itau, S.A                                                271,426
       535          BARDELLA S/A INDUSTRIAS MECANICAS                               77,891
 1,192,000          Caemi Mineracao e Metalurgia, S.A                               67,558
 2,626,289          CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)              748,340
 1,013,677          Companhia Cervejaria Brahma                                    386,875
 7,794,064          COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG)                   166,969
   372,164          COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG), Rights,
                      expires 11/24/95                                                   -  **
   656,900          COMPANHIA DE TECIDOS NORTE DE MINAS (COTEMINAS)                204,940
 5,739,300          Compania Vale do Rio Doce                                      925,116
   227,600          Confab Industrial, S.A                                         120,711
 2,600,000          Duratex, S.A                                                   127,080
   143,771          Industrias Klabin de Papel e Celulose, S.A                     134,561
   354,600          Itausa - Investimentos Itau, S.A                               202,818
 5,887,000          Petroleo Brasileiro, S.A. (PETROBRAS)                          508,195
13,110,916          Refrigeracao Parana, S.A                                        30,950
31,947,492          Telecomunicacoes Brasileiras, S.A. (Telebras)                1,295,375
 5,668,700          Telecomunicacoes de San Paulo, S.A. (Telesp)                   813,579
79,807,000          Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)            74,695  **
                                                                                ----------
                    TOTAL BRAZIL (Cost: $7,127,608)                              6,583,379
                                                                                ----------
                    PERU (COST: $359,653) (0.8%)
   227,056          CPT - Telefonica del Peru, S.A                                 405,278
                                                                                ----------
                      TOTAL PREFERRED STOCK (Cost: $7,487,261) (13.5%)           6,988,657
                                                                                ----------
                    TOTAL EQUITY SECURITIES (COST: $51,016,559) (91.7%)         47,571,082
                                                                                ----------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Emerging Markets Fund

-----------------------------------


Principal
Amount                 CONVERTIBLE SECURITIES                                                             Value
---------              ----------------------                                                             -----

                       INDIA (COST: $509,760) (0.9%)
$   450,000            Reliance Industries, Limited, Convertible Bond, 3.5%, due 11/03/99            $          456,750
                                                                                                     ------------------
                       PHILIPPINES (COST: $641,000) (1.3%)
    650,000            Bacnotan Consolidated Industries, Inc., Convertible Bond, 5.5%, due 06/21/04             656,500
                                                                                                     ------------------
                       SOUTH KOREA (1.4%)
    230,000            Daewoo Electronics Public Company, Limited, Convertible Bond, 3.5%,
                         due 12/31/07                                                                           294,400
    150,000            Goldstar, Convertible Bond, 3.25%, due 12/31/06                                          189,000
CHF 250,000            Yukong Limited, Convertible Bond, 1%, due 12/31/98                                       233,172
                                                                                                     ------------------
                       TOTAL SOUTH KOREA (Cost: $1,192,690)                                                     716,572
                                                                                                     ------------------
                       THAILAND (1.9%)
 $  303,000            Land & House Public Company, Limited, Convertible Bond, 5%, due 04/29/03                 369,660
    640,000            Siam Commercial Bank Public Company, Limited, Convertible Bond,
                         3.25%, due 01/24/04                                                                    641,600
                                                                                                     ------------------
                       TOTAL THAILAND (Cost: $1,049,629)                                                      1,011,260
                                                                                                     ------------------
                       TOTAL CONVERTIBLE SECURITIES (COST: $3,393,079) (5.5%)                                 2,841,082
                                                                                                     ------------------
                       SHORT-TERM INVESTMENTS (COST: $1,580,516) (3.0%)
  1,580,516            Bank of New York Depositary Reserve, 5%, due 11/01/95                                  1,580,516
                                                                                                     ------------------
                       TOTAL INVESTMENTS (COST: $55,990,154) (100.2%)                                        51,992,680

                       LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                          (119,496)
                                                                                                     ------------------

                       NET ASSETS (100%).                                                               $    51,873,184
                                                                                                     ==================


CHF Swiss Franc.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Latin America Equity Fund


                                                                October 31, 1995


SCHEDULE OF INVESTMENTS
-----------------------

Number
of Shares           EQUITY SECURITIES                                            Value
------------        -----------------                                          ----------
                    COMMON STOCK
                    ARGENTINA (9.3% OF NET ASSETS)
      97,400        Astra Compania Argentina de Petroleo, S.A                  $  144,094
       8,600        Banco Frances del Rio de la Plata, S.A. (ADR)                 188,125
      11,200        Banco de Galicia y Buenos Aires, S.A. (ADR)                   214,200
       6,600        Buenos Aires Embotelladora, S.A. (ADR)                        150,975
      20,000        Compania Interamericana de Automoviles, S.A                    72,971
     224,441        Compania Naviera Perez Companc S.A.C.F.I.M.F.A                989,389
      40,050        IRSA Inversiones y Representaciones, S.A                       84,071
      31,107        Juan Minetti, S.A                                              76,182
      19,900        Molinos Rio de la Plata, S.A                                  124,325
      24,500        Nobleza Piccardo                                               94,287
      47,500        Sociedad Comercial del Plata Sociedad Anonima                  95,912
      40,500        Telecom Argentina STET - France Telecom, S.A., Series B       155,863
       5,600        Telecom Argentina STET - France Telecom, S.A.,
                       Series B (ADR)                                             214,900
      23,500        Telefonica de Argentina Sociedad Anonima                      487,625
      16,255        TRANSPORTADORA DE GAS DEL SUR, S.A. (ADR)                     166,614
      21,900        Yacimientos Petroliferos Fiscales Sociedad
                      del Estado (ADR)                                            375,038
                                                                               ----------
                     TOTAL ARGENTINA (Cost: $3,797,211)                         3,634,571
                                                                               ----------
                    BRAZIL (5.8%)
   3,035,033        CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)             861,651
       6,700        Clark Automotive Products Corporation (CAPCO) (ADR)            51,088  **
      16,837        COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (144A)           354,629  *
   4,300,000        Companhia Paranaense de Energia (COPEL)                        31,749
  12,400,000        Companhia Siderurgica Nacional                                265,641
      16,900        Companhia Souza Cruz Industria e Comercio                     120,915
   1,337,900        Light-Servicos de Electricidade, S.A                          404,180
   5,200,000        Telecomunicacoes Brasileiras, S.A. (Telebras)                 172,720
                                                                               ----------
                    TOTAL BRAZIL (Cost: $3,102,176)                             2,262,573
                                                                               ----------
                    CHILE (6.9%)
       4,770        Administradora de Fondos de Pensiones
                      Provida, S.A                                                116,865
      16,000        Chilgener, S.A. (ADR)                                         384,000
       3,700        Compania Cervecerias Unidas, S.A                               85,560
       5,600        Compania de Telecomunicaciones de Chile, S.A                  403,200
       4,850        Embotelladora Andina, S.A                                     161,263
      16,782        Enersis, S.A. (ADR)                                           421,648
       8,300        Genesis Chile Fund Limited                                    316,438
       6,300        Madeco, S.A                                                   156,713
      22,363        Maderas y Sinteticos Sociedad Anonima (MASISA) (ADR)          399,739
       5,625        Santa Isabel, S.A                                             127,266
       2,370        Sociedad Quimica y Minera de Chile, S.A                       102,799
                                                                               ----------
                      TOTAL CHILE (Cost: $2,645,947)                            2,675,491
                                                                               ----------

*  Restriced security. (See Note 6)
** Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund

-----------------------------------

Number
of Shares           EQUITY SECURITIES                                            Value
------------        -----------------                                          ----------
                    COLOMBIA (5.9%)
      69,400        Almacenes Exito, S.A                                       $  250,516
      72,979        Banco de Bogota                                               338,076
       9,770        Banco Industrial Colombiano                                   133,116
      18,900        Cementos Diamante, S.A. (144A) (ADS)                          321,300  *
     104,828        Compania de Cementos Argos, S.A                               630,671
      29,358        Compania Nacional de Chocolates, S.A                          234,028
      22,600        Compania Suramericana de Seguros, S.A                         398,837
                                                                               ----------
                    TOTAL COLOMBIA (Cost: $3,296,251)                           2,306,544
                                                                               ----------
                    MEXICO (31.7%)
     275,500        Cemex, S.A. de C.V                                            854,866
     790,040        Cifra, S.A. de C.V., Series C                                 808,983
       2,300        Coca Cola FEMSA, S.A. de C.V. (ADR)                            41,400
      49,290        Corporacion Industrial San Luis, S.A. de C.V                  232,894
      32,700        DESC, S.A. de C.V., Series B                                  105,618
      23,300        Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)        221,350
      19,200        Empresas La Moderna, S.A. de C.V. (ADR)                       268,800
     125,300        Fomento Economico Mexicano, S.A. de C.V., Series B            260,850
      41,760        Gruma, S.A. de C.V                                            123,690
     234,200        GRUPO CARSO, S.A. de C.V., Series A1                        1,232,110  **
     143,100        Grupo Cementos de Chihuahua, S.A. de C.V., Series B           100,917
     186,900        Grupo Financiero Inbursa, S.A. de C.V., Series B              508,769
     121,359        Grupo Industrial Alfa, S.A., Series A                       1,395,029
      83,600        Grupo Industrial Bimbo, S.A. de C.V., Series A                318,364
      11,358        Grupo Industrial Maseca, S.A. de C.V. (ADR)                   109,321
      28,040        Grupo Televisa, S.A. (ADR)                                    483,690
   1,740,800        Industria Automotriz, S.A. Series B                           498,179  +**
     134,700        Jugos Del Valle, S.A. de C.V., Series B                       235,200
      52,600        Kimberly-Clark de Mexico, S.A. de C.V., Series A              689,958
      21,200        Panamerican Beverages, Inc. (ADR)                             580,350
     101,345        Telefonos de Mexico, S.A., de C.V., Series L (ADR)          2,786,988
      28,700        Transportacion Maritima Mexicana, S.A. de C.V. (TMM),
                      Series A (ADR)                                              179,375
      45,882        Tubos de Acero de Mexico, S.A. de C.V. (TAMSA) (ADR)          309,704
                                                                               ----------
                    TOTAL MEXICO (Cost: $17,016,462)                           12,346,405
                                                                               ----------
                    PANAMA (COST: $151,563) (0.5%)
       4,850        Banco Latinoamericano de Exportaciones, S.A. (ADR)            202,488
                                                                               ----------
                    PERU (2.9%)
     167,197        Cerveceria Backus y Johnston, S.A                             299,171
      18,072        Compania de Minas Buenaventura, S.A                            99,161
      19,339        Credicorp, Limited                                            319,094
      53,642        Enrique Ferreyros, S.A                                         61,467
     128,466        Explosivos, S.A                                               343,671
                                                                               ----------
                    TOTAL PERU (Cost: $1,122,597)                               1,122,564
                                                                               ----------


+   Security valued at fair value by the Advisor. (See Note 2)
**  Restricted Security. (See Note 6).
**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995



Number
of Shares           EQUITY SECURITIES                                            Value
------------        -----------------                                          ----------
                    VENEZUELA (COST: $971) (0.1%)
      18,920        C.A. La Electricidad de Caracas, S.A.C.A                   $    21,591
                                                                               -----------
                    TOTAL COMMON STOCK (Cost: $31,133,178)(63.1%)               24,572,227
                                                                               -----------
                    PREFERRED STOCK
                    BRAZIL (34.2%)
      23,473        Aracruz Celulose, S.A. (ADR)                                   217,125
  86,178,780        Banco Bradesco, S.A                                            788,658
   1,586,000        Banco Itau, S.A                                                470,060
       1,160        BARDELLA, S/A INDUSTRIAS MECANICAS                             168,885
     475,000        Brasmotor, S.A                                                 111,143
   3,175,000        Caemi Mineracao e Metalurgia, S.A                              179,947
   5,188,180        CENTRAIS ELECTRICAS BRASILEIRAS, S.A. (ELETROBRAS)           1,478,329
   9,830,000        Companhia Brasileira de Petroleo Ipiranga                       93,536
   2,434,784        Companhia Cervejaria Brahma                                    929,249
   1,403,400        COMPANHIA DE TECIDOS NORTE DE MINAS (COTEMINAS)                437,833
      34,200        Companhia Energetica de Sao Paulo (ADR)                        339,863
  10,028,800        Compania Vale do Rio Doce                                    1,616,539
     827,200        Confab Industrial, S.A                                         438,719
     288,062        Industrias Klabin de Papel e Celulose, S.A                     269,609
     486,000        Itausa -  Investimentos Itau, S.A                              277,974
   5,900,000        Lojas Americanas, S.A                                          141,119
  10,389,999        Petroleo Brasileiro, S.A. (PETROBRAS)                          896,915
  20,353,207        Refrigeracao Parana, S.A                                        48,047
  58,825,257        Telecomunicacoes Brasileiras, S.A. (Telebras)                2,385,188
  13,102,800        Telecomunicacoes de San Paulo, S.A. (Telesp)                 1,880,530
 161,395,000        Usinas Siderurgicas de Minas Gerais, S.A.  (USIMINAS)          151,056
                                                                               -----------
                    TOTAL BRAZIL (Cost: $14,001,907)                            13,320,324
                                                                               -----------

                    PERU (COST: $600,882) (1.9%)
     406,676        CPT -Telefonica del Peru, S.A                                  725,887
                                                                               -----------
                       TOTAL PREFERRED STOCK (Cost: $14,602,790)(36.1%)         14,046,211
                                                                               -----------
                    TOTAL EQUITY SECURITIES (COST: $45,735,968) (99.2%)         38,618,438
                                                                               -----------

Principal
Amount              SHORT-TERM INVESTMENTS (COST: $361,443)(0.9%)                 Value
------------        ---------------------------------------------               ----------
$    361,443        Bank of New York Depositary Reserve, 5%, due 11/01/95          361,443
                                                                               -----------
                    TOTAL INVESTMENTS (COST: $46,097,411) (100.1%)              38,979,881

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                  (37,960)
                                                                               -----------
                    NET ASSETS (100%)                                          $38,941,921
                                                                               ===========


See accompanying Notes to Financial Statements.


                                                                            TCW GALILEO
                                                                            MONEY MARKET
STATEMENTS OF ASSETS AND LIABILITIES                                            FUND
------------------------------------                                        -------------

ASSETS

 Investments, at Value(1)                                                  $       86,422
 Receivables for Fund Shares Sold                                                      --
 Receivables for Fund Shares Issued upon Reinvestment of Dividends                     --
 Receivables for Securities Sold                                                       --
 Accrued Interest and Dividends Receivable                                            388
 Deferred Organization Costs                                                           --
                                                                           --------------
    Total Assets                                                                   86,810
                                                                           --------------
LIABILITIES
 Distribution Payable                                                                 408
 Payables for Securities Purchased                                                     --
 Management Fees and Other Accrued Expenses                                           100
                                                                           --------------
    Total Liabilities                                                                 508
                                                                           --------------
NET ASSETS                                                                 $       86,302
                                                                           ==============
NET ASSETS CONSIST OF:
 Paid-in Capital                                                           $       86,302
 Undistributed (Overdistributed) Net Realized Gain (Loss) on Investments
   and Foreign Currency Transactions                                                   --
 Unrealized Appreciation (Depreciation) on Investments
   and Foreign Currency Translations                                                   --
 Undistributed (Overdistributed) Net Investment Income (Loss)                          --
                                                                           --------------
NET ASSETS                                                                 $       86,302
                                                                           ==============
CAPITAL SHARES OUTSTANDING                                                     86,302,294
                                                                           ==============
NET ASSET VALUE PER SHARE                                                  $         1.00
                                                                           ==============




(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo High Grade Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund at October 31, 1995 was $86,422, $34,654, $89,107, $84,387 and $79,093, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                October 31, 1995

   TCW GALILEO       TCW GALILEO     TCW GALILEO        TCW GALILEO LONG-TERM
   HIGH GRADE        HIGH YIELD      MORTGAGE BACKED       MORTGAGE BACKED
FIXED INCOME FUND    BOND FUND       SECURITIES FUND       SECURITIES FUND
-----------------    -----------     ---------------    ---------------------
  $   35,944         $   90,261        $   80,317            $   79,534
           2                 74               100                    --
         104                556               395                   411
           -                213               410                   134
         466              2,388               631                   556
          23                 23                23                    26
  ----------         ----------        ----------            ----------
      36,539             93,515            81,876                80,661
  ----------         ----------        ----------            ----------


         113                756               422                   417
         133                  -                --                    --
          57                107                88                    85
  ----------         ----------        ----------            ----------
         303                863               510                   502
  ----------         ----------        ----------            ----------
  $   36,236         $   92,652        $   81,366            $   80,159
  ==========         ==========        ==========            ==========


  $   37,992         $   92,834        $   90,117            $   80,258
      (3,623)            (1,457)           (4,516)                 (562)
       1,290              1,154            (4,070)                  441
         577                121              (165)                   22
  ----------         ----------        ----------            ----------
  $   36,236         $   92,652        $   81,366            $   80,159
  ==========         ==========        ==========            ==========

   3,770,108          9,513,757         8,494,948             8,384,717
  ==========         ==========        ==========            ==========

  $     9.61         $     9.74        $     9.58            $     9.56
  ==========         ==========        ==========            ==========

------------------------------------------------

                                                     TCW          TCW GALILEO
                                                GALILEO CORE   EARNINGS MOMENTUM
                                                 EQUITY FUND         FUND
                                                ------------   -----------------
ASSETS

 Investments, at Value (1)                          $198,313         $62,099
 Receivables for Fund Shares Sold                         --             425
 Receivables for Securities Sold                          --           1,722
 Accrued Interest and Dividends Receivable               179              21
 Deferred Organization Costs                              23               3
                                                  ----------       ---------
    Total Assets                                     198,515          64,270
                                                  ----------       ---------

LIABILITIES

 Payable for Fund Shares Redeemed                         --             100
 Payables for Securities Purchased                       600             648
 Management Fees and Other Accrued Expenses              194             111
                                                  ----------       ---------
    Total Liabilities                                    794             859
                                                  ----------       ---------

NET ASSETS                                          $197,721         $63,411
                                                  ==========       =========

NET ASSETS CONSIST OF:

  Paid-in Capital                                   $165,491         $54,036
  Undistributed (Overdistributed) Net Realized
   Gain (Loss) on Investments and Foreign
   Currency Transactions                              (8,994)            368
  Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency
   Translations                                       40,606           9,175
  Undistributed (Overdistributed) Net Investment
   Income (Loss)                                         618            (168)
                                                  ----------       ---------
NET ASSETS                                          $197,721         $63,411
                                                  ==========       =========
CAPITAL SHARES OUTSTANDING                        14,445,808       5,529,534
                                                  ==========       =========
NET ASSET VALUE PER SHARE                             $13.69          $11.47
                                                  ==========       =========


(1) The identified cost for the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund and the TCW Galileo Latin America Equity Fund at October 31, 1995 was $157,707, $52,924, $46,379, $44,124, $55,990, $46,098, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                October 31, 1995

                                                    TCW GALILEO          TCW GALILEO     TCW GALILEO        TCW GALILEO
                                                    SMALL CAP            ASIA PACIFIC    EMERGING MARKETS   LATIN AMERICA
                                                    GROWTH FUND          EQUITY FUND     FUND               EQUITY FUND
                                                    -----------          -----------     ----------------   -------------
ASSETS

 Investments, at Value (1)                        $      67,706        $      47,042   $        51,993    $        38,980
 Receivables for Fund Shares Sold                            --                   23                --                 --
 Receivables for Securities Sold                          1,380                  129                --                205
 Accrued Interest and Dividends Receivable                   29                   49                77                 25
 Deferred Organization Costs                                  7                    7                 7                 23
                                                  -------------        -------------   ---------------    ---------------
    Total Assets                                         69,122               47,250            52,077             39,233
                                                  -------------        -------------   ---------------    ---------------

LIABILITIES

 Payable for Fund Shares Redeemed                            --                  247                --                178
 Payables for Securities Purchased                        2,968                  179                73                 --
 Management Fees and Other Accrued Expenses                  98                  115               131                113
                                                     ----------        -------------   ---------------    ---------------
    Total Liabilities                                     3,066                  541               204                291
                                                     ----------        -------------   ---------------    ---------------

NET ASSETS                                        $      66,056        $      46,709   $        51,873            $38,942
                                                     ==========        =============   ===============    ===============

NET ASSETS CONSIST OF:

  Paid-in Capital                                 $      43,294        $      44,719   $        64,223    $        73,707
  Undistributed (Overdistributed) Net Realized
   Gain (Loss) on Investments and Foreign
   Currency Transactions                                  1,840               (1,182)           (8,620)           (28,111)
  Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency
   Translations                                          21,327                2,918            (3,997)            (7,118)
  Undistributed (Overdistributed) Net Investment
   Income (Loss)                                           (405)                 254               267                464
                                                  -------------        -------------   ---------------    ---------------
NET ASSETS                                        $      66,056              $46,709   $        51,873    $        38,942
                                                  =============        =============   ===============    ===============
CAPITAL SHARES OUTSTANDING                            4,883,358            5,385,801         7,217,659          4,914,720
                                                  =============        =============   ===============    ===============
NET ASSET VALUE PER SHARE                         $       13.53        $        8.67             $7.19    $          7.92
                                                  =============        =============   ===============    ===============

STATEMENTS OF OPERATIONS
------------------------

                                                    TCW GALILEO
                                                    MONEY MARKET
                                                        FUND
                                                    ------------
INVESTMENT INCOME

 Income:
  Interest                                              $7,122
                                                        ------

Expenses:
  Management Fees                                          304
  Custodian Fees                                            44
  Registration Fees                                          9
  Transfer Agent Fees                                       36
  Directors Fees and Expenses                               10
  Audit and Tax Fees                                        24
  Accounting Service Fees                                  117
  Legal Fees                                                 3
  Amortization of Deferred Organization Costs               --
  Other                                                     10
                                                        ------
 Total Expenses                                            557
 Less Expenses Borne by Investment Adviser                  95
                                                        ------
 Net Expenses                                              462
                                                        ------
 Net Investment Income                                   6,660
                                                        ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

 Net Realized (Loss) on Investments and
 Foreign Currency Transactions During the Year              --
 Change in Unrealized Appreciation (Depreciation)
 on Investments and Foreign Currency
 Translations During the Year                               --
                                                        ------
 Net Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency During the Year                       --
                                                        ------
INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                         $6,660
                                                        ======



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1995




                                                        TCW GALILEO         TCW GALILEO     TCW GALILEO      TCW GALILEO LONG-TERM
                                                      HIGH GRADE FIXED     HIGH YIELD     MORTGAGE BACKED       MORTGAGE BACKED
                                                         INCOME FUND         BOND FUND      SECURITIES FUND      SECURITIES FUND
                                                      ----------------    --------------   ----------------   ---------------------
INVESTMENT INCOME

 Income:
  Interest                                               $      2,528        $     9,880    $     7,647        $      6,042
                                                        -------------        -----------    -----------        ------------

Expenses:
  Management Fees                                                 143                708            494                 353
  Custodian Fees                                                    7                 10             15                  10
  Registration Fees                                                --                  1             --                  10
  Transfer Agent Fees                                              27                 32             37                  28
  Directors Fees and Expenses                                      10                 10             10                  10
  Audit and Tax Fees                                               21                 18             29                  27
  Accounting Service Fees                                          35                 35             35                  35
  Legal Fees                                                        1                 --             --                   1
  Amortization of Deferred Organization Costs                      10                 10             10                  10
  Other                                                             4                  9              7                   2
                                                          ------------        -----------    -----------        -----------
 Total Expenses                                                   258                833            637                 486
 Less Expenses Borne by Investment Adviser                         15                 17             21                   5
                                                         ------------        -----------    -----------        ------------
 Net Expenses                                                     243                816            616                 481
                                                          ------------        -----------    -----------        -----------
 Net Investment Income                                          2,285              9,064          7,031               5,561
                                                          ------------        -----------    -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

 Net Realized (Loss) on Investments and
 Foreign Currency Transactions During the Year
 Change in Unrealized Appreciation (Depreciation)             (1,514)            (1,241)        (4,070)               (531)
 on Investments and Foreign Currency
 Translations During the Year                                   3,904              5,286          6,177               6,062
                                                          ------------        -----------    -----------        -----------
 Net Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency During the Year                           2,390              4,045          2,107               5,531
                                                         ------------        -----------    -----------         -----------
INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                          $      4,675        $    13,109    $     9,138         $    11,092
                                                         ============        ===========    ===========         ===========


------------------------------------

                                                           TCW         TCW GALILEO
                                                      GALILEO CORE   EARNINGS MOMENTUM
                                                      EQUITY FUND         FUND
                                                      ------------   -----------------

INVESTMENT INCOME

 Income:
  Dividends                                                 $1,874         $ 132
  Interest                                                     280           311
                                                            ------         -----
    Total                                                    2,154           443
                                                            ------         -----

 Expenses:
  Management Fees                                            1,214           517
  Custodian Fees                                                16            16
  Registration Fees                                             13            19
  Transfer Agent Fees                                           42            19
  Directors Fees and Expenses                                   10            10
  Audit and Tax Fees                                            18            18
  Accounting Service Fees                                       35            35
  Legal Fees                                                     2             3
  Amortization of Deferred Organization Costs                   10             1
  Other                                                         13             4
                                                             ------         -----
 Total Expenses                                              1,373           642
 Less Expenses Borne by Investment Adviser                      --            53
                                                            ------         -----
 Net Expenses                                                1,373           589
                                                            ------         -----
 Net Investment Income (Loss)                                  781          (146)
                                                            ------         -----

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions During the Year            (5,733)          368
  Change in Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency Translations
   During the Year                                          33,993         7,003
                                                            ------         -----
  Net Realized and Unrealized Gain(Loss)on Investments
   and Foreign Currency During the Year                     28,260         7,371
                                                            ------         -----

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                  $29,041        $7,225
                                                           =======        ======



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.



                                                     Dollar Amounts in Thousands
                                                     Year Ended October 31, 1995




                                                          TCW GALILEO  TCW GALILEO     TCW GALILEO      TCW GALILEO
                                                           SMALL CAP   ASIA PACIFIC  EMERGING MARKETS  LATIN AMERICA
                                                          GROWTH FUND  EQUITY FUND        FUND          EQUITY FUND
                                                          -----------  ------------  ----------------  -------------

INVESTMENT INCOME

 Income:
  Dividends                                               $       78   $     789(1)  $      902(1)     $      164(1)
  Interest                                                       190         186            257               150
                                                          ----------   ----------    -----------       -----------
    Total                                                        268         975          1,159             1,314
                                                          ----------   ----------    -----------       -----------

 Expenses:
  Management Fees                                                444         441            555               610
  Custodian Fees                                                  16         133            207               202
  Registration Fees                                               --          --              2                28
  Transfer Agent Fees                                             22          20             23                28
  Directors Fees and Expenses                                     10          10             10                10
  Audit and Tax Fees                                              19          19             19                18
  Accounting Service Fees                                         35          35             35                35
  Legal Fees                                                       1           1              1                --
  Amortization of Deferred Organization Costs                      2           2              2                10
  Other                                                            2           3              7                17
                                                          ----------   ----------    -----------       -----------
 Total Expenses                                                  551         664            861               958
 Less Expenses Borne by Investment Adviser                        15          17             --                --
                                                          ----------   ----------   ------------       -----------
 Net Expenses                                                    536         647            861               958
                                                          ----------   ----------    -----------       -----------
 Net Investment Income (Loss)                                   (268)        328            298               356
                                                          ----------   ----------    -----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions During the Year
  Change in Unrealized Appreciation (Depreciation) on          4,011        (612)        (7,843)          (27,909)
   Investments and Foreign Currency Translations
   During the Year                                            13,475      (5,846)       (11,550)          (21,001)
                                                          ----------   ----------    -----------       -----------
  Net Realized and Unrealized Gain(Loss)on Investments
   and Foreign Currency During the Year                       17,486      (6,458)       (19,393)          (48,910)
                                                          ----------   ----------    -----------       -----------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                 $   17,218   $  (6,130)    $  (19,095)       $  (48,554)
                                                          ==========   ==========    ===========       ===========



(1) Net of foreign taxes withheld of $63, $92 and $94 for TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund and TCW Galileo Latin America Equity Fund, respectively.

TCW Galileo Money Market Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                                           Ten Months Ended
                                                                           YEAR ENDED                      October 31, 1994
                                                                        OCTOBER 31, 1995                       (Note 1)
                                                                        ----------------                   -----------------
OPERATIONS
  Net Investment Income                                                  $      6,660                         $        2,385
                                                                         ------------                         --------------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income                                     (6,660)                                (2,385)
                                                                         ------------                         --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from Shares Sold
    (666,989,130 shares in 1995 and 453,783,500 shares in 1994)               666,989                                453,784
  Proceeds from Shares Issued upon Reinvestment of Dividends
    (4,274,516 shares in 1995 and 1,784,433 shares in 1994)                     4,274                                  1,784
  Cost of Shares Redeemed
    (709,352,932 shares in 1995 and 412,380,355 shares in 1994)              (709,353)                              (412,380)
                                                                         ------------                         --------------
  Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                                (38,090)                                43,188
                                                                         ------------                         --------------
  Increase (Decrease) in Net Assets                                           (38,090)                                43,188

NET ASSETS
  Beginning of Period                                                         124,392                                 81,204
                                                                         ------------                         --------------
  End of Period                                                          $     86,302                         $      124,392
                                                                         ============                         ==============

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo High Grade Fixed Income Fund
                                                     Dollar Amounts in Thousands

STATMENT OF CHANGES IN NET ASSETS
---------------------------------

                                                                                   Ten Months Ended
                                                                  Year Ended       October 31, 1994
                                                               October 31, 1995        (Note 1)
                                                               ----------------    ----------------
OPERATIONS

  Net Investment Income                                               $ 2,285          $ 2,155
  Net Realized (Loss) on Investments and
   Foreign Currency Transactions                                       (1,514)          (2,038)
  Change in Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency Translations                        3,904           (2,883)
                                                                      -------          -------
  Increase (Decrease) in Net Assets Resulting from Operations           4,675           (2,766)
                                                                      -------          -------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                              (2,147)          (1,718)
                                                                      -------          -------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (2,119,508 shares in 1995 and 3,963,230 shares in 1994)             19,224           37,183
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (189,055 shares in 1995 and 163,910 shares in 1994)                  1,718            1,564
  Cost of Shares Redeemed
   (4,148,031 shares in 1995 and 1,837,337 shares in 1994)            (37,387)         (17,438)
                                                                      -------          -------
  Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                         (16,445)          21,309
                                                                      -------          -------
  Increase (Decrease) in Net Assets                                   (13,917)          16,825

NET ASSETS

 Beginning of Period                                                   50,153           33,328
                                                                      -------          -------
 End of Period                                                        $36,236          $50,153
                                                                      =======          =======


See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                     Ten Months Ended
                                                                    YEAR ENDED       October 31, 1994
                                                                 OCTOBER 31, 1995        (Note 1)
                                                                 ----------------    ----------------
OPERATIONS

 Net Investment Income                                                $ 9,064             $ 6,285
 Net Realized (Loss) on Investments                                    (1,241)               (216)
 Change in Unrealized Appreciation (Depreciation)
 on Investments                                                         5,286              (6,353)
                                                                      -------             -------
 Increase (Decrease) in Net Assets Resulting from Operations           13,109                (284)
                                                                      -------             -------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                              (9,725)             (5,497)
                                                                      -------             -------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (4,675,533 shares in 1995 and 3,745,877 shares in 1994)             44,410              36,528
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (753,663 shares in 1995 and 589,062 shares in 1994)                  7,155               5,762
  Cost of Shares Redeemed
   (5,518,004 shares in 1995 and 2,016,091 shares in 1994)           (52,874)             (19,669)
                                                                     -------              -------
  Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                         (1,309)              22,621
                                                                     -------              -------
  Increase in Net Assets                                               2,075               16,840

NET ASSETS

 Beginning of Period                                                  90,577               73,737
                                                                     -------              -------
 End of Period                                                       $92,652              $90,577
                                                                     =======              =======



See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mortgage Backed Securities Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                       Ten Months Ended
                                                                       YEAR ENDED      October 31, 1994
                                                                     OCTOBER 31, 1995       (Note 1)
                                                                     ----------------  ----------------

OPERATIONS

 Net Investment Income                                                   $ 7,031            $ 7,221
 Net Realized (Loss) on Investments                                       (4,070)              (446)
 Change in Unrealized Appreciation (Depreciation)
 on Investments                                                            6,177             (7,605)
                                                                         -------           ----------
 Increase (Decrease) in Net Assets Resulting from Operations               9,138               (830)
                                                                         -------           ----------
DISTRIBUTIONS TO SHAREHOLDERS

  Distributions from Net Investment Income                                (7,576)            (6,642)
  Distributions in Excess of Net Investment Income                          (165)                --
                                                                         -------            ---------
  Total Distributions to Shareholders                                     (7,741)            (6,642)
                                                                         -------            ---------

CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (1,303,201 shares in 1995 and 18,907,101 shares in 1994)               12,379            183,889
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (779,171 shares in 1995 and 782,691 shares in 1994)                     7,325              7,544
  Cost of Shares Redeemed
   (7,928,897 shares in 1995 and 20,325,505 shares in 1994)              (74,683)          (196,679)
                                                                         -------          -----------
  (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                            (54,979)            (5,246)
                                                                         -------          -----------
  (Decrease) in Net Assets                                               (53,582)           (12,718)

NET ASSETS

 Beginning of Period                                                     134,948            147,666
                                                                         -------          -----------
 End of Period                                                           $81,366           $134,948
                                                                         =======          ===========



See accompanying Notes to Financial Statements.

TCW Galileo Long-term Mortgage Backed Securities Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                          Ten Months Ended
                                                                       YEAR ENDED        October 31, 1994
                                                                     OCTOBER 31, 1995        (Note 1)
                                                                     ----------------    ----------------
OPERATIONS

 Net Investment Income                                               $    5,561          $       2,931
 Net Realized (Loss) on Investments                                        (531)                   (44)
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                          6,062                 (5,713)
                                                                     ----------          -------------
 Increase (Decrease) in Net Assets Resulting from Operations             11,092                 (2,826)
                                                                     ----------          -------------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                                (6,263)                (2,207)
                                                                     ----------          -------------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (1,550,163 shares in 1995 and 5,158,471 shares in 1994)               14,209                 48,322
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (681,560 shares in 1995 and 229,472 shares in 1994)                    6,205                  2,152
  Cost of Shares Redeemed
   (1,293,849 shares in 1995 and 445,928 shares in 1994)                (11,716)                (4,024)
                                                                     ----------          -------------
  Increase in Net Assets Resulting from
   Capital Share Transactions                                             8,698                 46,450

  Increase in Net Assets                                                 13,527                 41,417

NET ASSETS

 Beginning of Period                                                     66,632                 25,215
                                                                     ----------          -------------
 End of Period                                                       $   80,159          $      66,632
                                                                     ==========          =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Core Equity Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                       Ten Months Ended
                                                                       YEAR ENDED      October 31, 1994
                                                                     OCTOBER 31, 1995       (Note 1)
                                                                     ----------------  ----------------
OPERATIONS

 Net Investment Income                                                   $   781            $   383
 Net Realized (Loss) on Investments                                       (5,733)            (2,535)
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                           33,993               (964)
                                                                         -------            -------
 Increase (Decrease) in Net Assets Resulting from Operations              29,041             (3,116)
                                                                         -------            -------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                                   (543)                --
                                                                         -------            -------
CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (7,935,518 shares in 1995 and 7,946,014 shares in 1994)                94,454             93,851
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (40,364 shares in 1995 and 8,694 shares in 1994)                          437                102
  Cost of Shares Redeemed
   (5,300,160 shares in 1995 and 914,855 shares in 1994)                 (61,790)           (10,600)
                                                                         -------            -------
  Increase in Net Assets Resulting from
   Capital Share Transactions                                             33,101             83,353
                                                                         -------            -------
  Increase in Net Assets                                                  61,599             80,237

NET ASSETS

 Beginning of Period                                                     136,122             55,885
                                                                         -------            -------
 End of Period                                                          $197,721           $136,122
                                                                         =======            =======

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund
                                                     Dollar Amounts in Thousands

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                             Year Ended
                                                          October 31, 1995
                                                          ----------------

OPERATIONS

 Net Investment (Loss)                                         $ (146)
 Net Realized Gain on Investments                                 368
 Change in Unrealized Appreciation on Investments               7,003
                                                              -------
 Increase in Net Assets Resulting from Operations               7,225
                                                              -------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions in Excess of Net Investment Income                 (22)
                                                              -------
CAPITAL SHARE TRANSACTIONS

  Shares Issued upon Exchange of Limited Partnership
   Interests (4,059,985 shares) (Note 1)                       40,600
  Proceeds from Shares Sold (3,047,975 shares)                 31,464
  Proceeds from Shares Issued upon
   Reinvestment of Dividends (2,265 shares)                        21
  Cost of Shares Redeemed (1,580,691 shares)                  (15,877)
                                                              -------
  Increase in Net Assets Resulting from
   Capital Share Transactions                                  56,208
                                                              -------
  Increase in Net Assets                                       63,411

NET ASSETS

 Beginning of Period                                               --
                                                              -------
 End of Period                                                $63,411
                                                              =======

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Small Cap Growth Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                        March 1, 1994
                                                                                       (Commencement of
                                                                     Year Ended       Operations) through
                                                                  October 31, 1995     October 31, 1994
                                                                  ----------------    -------------------
OPERATIONS

 Net Investment (Loss)                                                $  (268)            $  (137)
 Net Realized Gain (Loss) on Investments                                4,011                 (34)
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                       13,475              (1,225)
                                                                      -------             -------
 Increase (Decrease) in Net Assets Resulting from Operations           17,218              (1,396)
                                                                      -------             -------
DISTRIBUTION TO SHAREHOLDERS
 Distributions from Realized Gains                                     (2,137)                 --
                                                                      -------             -------
CAPITAL SHARE TRANSACTIONS

  Shares Issued upon Exchange of Limited Partnership Interests
   (3,557,120 shares in 1994) (Note 1)                                     --              35,571
  Proceeds from Shares Sold
   (1,983,967 shares in 1995 and 2,394,053 shares in 1994)             23,244              21,442
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (163,629 shares in 1995)                                             2,073                  --
  Cost of Shares Redeemed
   (2,704,761 shares in 1995 and 510,650 shares in 1994)              (25,431)             (4,528)
                                                                      -------             -------
  Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                            (114)             52,485
                                                                      -------             -------
  Increase in Net Assets                                               14,967              51,089

NET ASSETS

 Beginning of Period                                                   51,089                  --
                                                                      -------             -------
 End of Period                                                        $66,056             $51,089
                                                                      =======             =======

TCW Galileo Asia Pacific Equity Fund
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                        March 1, 1994
                                                                                       (Commencement of
                                                                     Year Ended       Operations) through
                                                                  October 31, 1995     October 31, 1994
                                                                  ----------------    -------------------
OPERATIONS

  Net Investment Income                                              $   328                $  144
  Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions                                        (612)                1,288
  Change in Unrealized Appreciation (Depreciation) on Investments
   and Foreign Currency Translations                                  (5,846)                  (49)
                                                                     -------               -------
  Increase (Decrease) in Net Assets Resulting from Operations         (6,130)                1,383
                                                                     -------               -------

DISTRIBUTIONS TO SHAREHOLDERS

  Distributions from Net Investment Income                              (218)                   --
  Distributions from Realized Gains                                     (676)                   --
  Distributions in Excess of Realized Gains                           (1,182)                   --
                                                                     -------               -------
  Total Distributions to Shareholders                                 (2,076)                   --
                                                                     -------               -------


CAPITAL SHARE TRANSACTIONS

  Shares Issued upon Exchange of
   Limited Partnership Interests
   (4,449,194 shares in 1994) (Note 1)                                    --                44,492
  Proceeds from Shares Sold
   (1,755,040 shares in 1995 and 1,329,385 shares in 1994)            15,396                12,575
  Proceeds from Shares Issued Upon Reinvestment of Dividends
   (234,996 shares in 1995)                                             2,01                    --
  Cost of Shares Redeemed
   (1,905,568 shares in 1995 and 477,246 shares in 1994)              (16,54)               (4,431)
                                                                     -------               -------
  Increase in Net Assets Resulting from
   Capital Share Transactions                                            896                52,636
                                                                     -------               -------
  Increase (Decrease) in Net Assets                                   (7,310)               54,019

NET ASSETS

 Beginning of Period                                                  54,019                    --
                                                                     -------               -------
 End of Period                                                       $46,709               $54,019
                                                                     =======               =======

See Accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.

TCW Galileo Emerging Markets Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                                 March 1, 1994
                                                                                               (Commencement of
                                                                Year Ended                      Operations) through
                                                             October 31, 1995                    October 31, 1994
                                                           ------------------                  --------------------
OPERATIONS

  Net Investment Income (Loss)                               $           298                    $             (31)
  Net Realized (Loss) on Investments and
   Foreign Currency Transactions                                      (7,843)                                (777)
  Change in Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency Translations                     (11,550)                               2,816
                                                               ----------------                     ---------------
  Increase (Decrease) in Net Assets Resulting from Operations        (19,095)                               2,008
                                                               ----------------                     ---------------

CAPITAL SHARE TRANSACTIONS

   Shares Issued upon Exchange of
   Limited Partnership Interests
   (3,721,358 shares in 1994) (Note 1)                                    --                               37,213
  Proceeds from Shares Sold
   (2,180,661 shares in 1995 and 4,382,042 shares in 1994)            17,546                               39,241
  Cost of Shares Redeemed
   (2,181,253 shares in 1995 and 885,149 shares in 1994)             (16,790)                              (8,250)
                                                               -----------------                     ---------------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                           756                               68,204
                                                                ----------------                     ---------------
   Increase (Decrease) in Net Assets                                 (18,339)                              70,212


NET ASSETS

 Beginning of Period                                                  70,212                                   --
                                                                ----------------                     ---------------

 End of Period                                                       $51,873                              $70,212
                                                               =================                     ===============

See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund


                                                     Dollar Amounts in Thousands



STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                  Ten Months Ended
                                                              Year Ended          October 31, 1994
                                                          October 31, 1995            (Note 1)
                                                          ----------------        ----------------
OPERATIONS

 Net Investment Income................................     $         356            $        108
 Net Realized Gain (Loss) on Investments and
  Foreign Currency Transactions                                  (27,909)                  9,404
 Change in Unrealized Appreciation (Depreciation) on
 Investments and Foreign Currency Translations                   (21,001)                (11,092)
                                                           -------------             -----------
  (Decrease) in Net Assets Resulting from Operations             (48,554)                 (1,580)
                                                           -------------             -----------

DISTRIBUTIONS TO SHAREHOLDERS

  Distributions in Excess of Realized Gains                       (9,447)                     --
                                                           -------------             -----------

CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
   (467,985 shares in 1995 and 3,184,275 shares in 1994)           4,319                  46,812
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (867,090 shares in 1995 and 488,821 shares in 1994)             8,922                   7,235
  Cost of Shares Redeemed
   (4,601,924 shares in 1995 and 1,443,344 shares in 1994)       (38,908)                (19,767)
                                                            -------------             -----------
   Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                    (25,667)                 34,280
                                                            -------------             -----------
   Increase (Decrease) in Net Assets                             (83,668)                 32,700

NET ASSETS

  Beginning of Period                                            122,610                  89,910
                                                            -------------             -----------
   End of Period                                             $    38,942            $    122,610
                                                             ============           =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995


NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE 1 -  ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of eleven no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Fund and TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equity Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified bond funds (the TCW Galileo High Grade Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund) and six non-diversified equity funds (the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, and the TCW Galileo Latin America Equity Fund) currently offered by the Company. The TCW Galileo Earnings Momentum Fund commenced operations on November 1, 1994, resulting from the exchange of limited partnership interests in a separate limited partnership. The assets and liabilities were transferred at historical cost from the limited partnership to the Fund on November 1, 1994 and the fair value of which was exchanged for shares of common stock of the Fund. The transfer was treated as a tax-free exchange in accordance with the Internal Revenue Code.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo High Grade Fixed Income Fund seeks capital appreciation and income through investment principally in high grade fixed income securities emphasizing high quality and liquid investments; (3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Galileo Core Equity Fund emphasizes capital appreciation and preservation with focus on long-term results; (7) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (8) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (9) the TCW Galileo Asia Pacific Equity Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (10) the TCW Galileo Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; and (11) the TCW Galileo Latin America Equity Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities.

Effective October 31, 1994, the fiscal year end of each Fund was changed from December 31 to October 31. As a result, the 1994 financial statement information covers less than a full twelve month period.

-----------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation. Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or at the time the relevant ex-dividend date and amounts become known. Interest income is recorded on the accrual basis. Original issue discount is accreted as interest income using a constant yield to maturity method. The TCW Galileo High Yield Bond Fund recognizes as interest income discounts on securities purchased at the time the security is sold. The TCW Galileo High Grade Fixed Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method. Premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain
(loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the period.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of couterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Funds did not enter into any forward foreign currency contracts during fiscal 1995.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collaterialized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of October 31, 1995.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995



REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. There were no option contracts outstanding as of October 31, 1995.

Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

DEFERRED ORGANIZATION COSTS: For those Funds which commenced operations during 1993, organization costs of $50,000 per Fund have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organization costs of $10,000 per Fund for the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund and the TCW Galileo Emerging Markets Fund have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organizational costs of approximately $3,800 for the TCW Galileo Earnings Momentum Fund have been deferred and are also being amortized on a straight line basis over a five year period from the commencement of operations.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,006 shares of common stock (one share each of the TCW Galileo Money Market Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, and the TCW Galileo Long-Term Mortgage Backed Securities Fund, and 2,000 shares each of the other five Funds, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

EXPENSE ALLOCATION: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Time for the other Funds.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. It is the policy of the equity funds to declare and pay, or reinvest, dividends from net investment income annually and the bond funds to declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed no less frequently than annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 1995, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                                   TCW            TCW            TCW               TCW
                               GALILEO HIGH     GALILEO        GALILEO        GALILEO LONG-TERM        TCW
                                GRADE FIXED    HIGH YIELD   MORTGAGE BACKED    MORTGAGE BACKED    GALILEO CORE
                                INCOME FUND    BOND FUND    SECURITIES FUND    SECURITIES FUND     EQUITY FUND
                               ------------   ----------   ----------------    ---------------    ------------

Unrealized Appreciation        $ 1,336,944     $ 2,684,724   $   186,296        $ 2,401,352        $44,300,605
Unrealized (Depreciation)          (46,995)     (1,531,166)   (4,255,902)        (1,959,895)        (3,695,077)
                               -----------     -----------   -----------        -----------        -----------
Net Unrealized Appreciation
 (Depreciation)                $ 1,289,949     $ 1,153,558   $(4,069,606)       $   441,457        $40,605,528
                               ===========     ===========   ===========        ===========        ============
Cost of Investments for Federal
Income Tax Purposes            $34,654,311     $89,107,102   $84,386,607        $79,093,131        $ 157,707,089
                               ===========     ===========   ===========        ===========        ============


                                TCW GALILEO    TCW GALILEO   TCW GALILEO        TCW GALILEO        TCW GALILEO
                                  EARNINGS      SMALL CAP    ASIA PACIFIC        EMERGING         LATIN AMERICA
                               MOMENTUM FUND   GROWTH FUND    EQUITY FUND      MARKETS FUND        EQUITY FUND
                               -------------  ------------   -------------     -------------       ------------

Unrealized Appreciation        $12,344,959     $22,098,802   $ 4,500,339        $ 3,067,962        $  1,984,073
Unrealized (Depreciation)       (3,170,420)       (771,138)   (1,663,958)        (7,376,190)        (10,488,696)
                               -----------     -----------   -----------        -----------        ------------
Net Unrealized Appreciation
 (Depreciation)                $ 9,174,539     $21,327,664   $ 2,836,381        $(4,308,228)       $ (8,504,623)
                               ===========     ===========   ===========        ===========        ============
Cost of Investments for Federal
Income Tax Purposes            $52,924,359     $46,379,021   $44,206,300        $56,300,908        $ 47,484,504
                               ===========     ===========   ===========        ===========        ============

At October 31, 1995, the following Funds had net realized loss carryforwards for federal income tax purposes:


                                                                        Expiring in
                                               --------------------------------------------------------
                                                   2001                 2002                2003
TCW Galileo High Grade Fixed Income Fund           $       --            $2,712,000         $   203,000
TCW Galileo High Yield Bond Fund                           --               243,700           1,213,000
TCW Galileo Mortgage Backed Securities Fund                --               446,000           4,070,000
TCW Galileo Long-Term Mortgage
 Backed Securities Fund                                    --                44,000             531,000
TCW Galileo Core Equity Fund                          726,000             6,864,000           1,403,000
TCW Galileo Emerging Markets Fund                          --               483,600           7,490,000
TCW Galileo Latin America Equity Fund                      --                   --           26,437,000
TCW Galileo Asia Pacific Fund                              --                   --              914,000


                                                         TCW GALILEO FUNDS, INC.




                                                                October 31, 1995





NOTE 4 - INVESTMENT ADVISORY AND ACCOUNTING SERVICE FEES

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

     TCW Galileo Money Market Fund                          0.25%
     TCW Galileo High Grade Fixed Income Fund               0.40%
     TCW Galileo High Yield Bond Fund                       0.75%
     TCW Galileo Mortgage Backed Securities Fund            0.50%
     TCW Galileo Long-Term Mortgage Backed Securities Fund  0.50%
     TCW Galileo Core Equity Fund                           0.75%
     TCW Galileo Earnings Momentum Fund                     1.00%
     TCW Galileo Small Cap Growth Fund                      1.00%
     TCW Galileo Asia Pacific Equity Fund                   1.00%
     TCW Galileo Emerging Markets Fund                      1.00%
     TCW Galileo Latin America Equity Fund                  1.00%

The TCW Galileo Money Market Fund reimburses the Adviser for the costs of providing accounting services to the Fund in an amount not exceeding an annual rate of 0.10% of the Fund's average daily net assets. Each equity and bond Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year.

In addition to the management and accounting service fees, each Fund bears all expenses incurred in its operations. The Adviser voluntarily agreed to reduce its fees from each Fund, or to pay the operating expenses of each Fund, to the extent necessary to limit the ordinary operating expenses of each Fund to the following annual percentages of net assets through December 31, 1994:

     TCW Galileo Money Market Fund                          0.40%
     TCW Galileo High Yield Bond Fund                       0.79%
     TCW Galileo Mortgage Backed Securities Fund            0.55%
     TCW Galileo Long-Term Mortgage Backed Securities Fund  0.65%
     TCW Galileo Core Equity Fund                           1.00%
     TCW Galileo Earnings Momentum Fund                     1.14%
     TCW Galileo Small Cap Growth Fund                      1.09%
     TCW Galileo Asia Pacific Equity Fund                   1.40%
     TCW Galileo Emerging Markets Fund                      1.87%
     TCW Galileo Latin America Equity Fund                  1.50%

Beginning January 1, 1995, the ordinary operating expenses of the TCW Galileo Money Market Fund and the TCW Galileo Earnings Momentum Fund are limited to the annual percentages reflected above. Such limitation will cease as of December 31, 1995 for the TCW Galileo Earnings Momentum Fund.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

----------------------------------------

NOTE 5 - PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the Year ended October 31, 1995 were as follows:

                 TCW           TCW            TCW               TCW
             GALILEO HIGH    GALILEO        GALILEO      GALILEO LONG-TERM       TCW
             GRADE FIXED   HIGH YIELD   MORTGAGE BACKED   MORTGAGE BACKED   GALILEO CORE
             INCOME FUND    BOND FUND   SECURITIES FUND   SECURITIES FUND    EQUITY FUND
             -----------  -----------  ----------------  -----------------  ------------

Purchases    $75,120,299   $31,680,339   $34,108,880      $31,394,805        $112,430,867

Sales        $83,227,900   $36,058,308   $90,114,114      $14,713,779        $ 84,411,448

              TCW GALILEO   TCW GALILEO  TCW GALILEO    TCW GALILEO       TCW GALILEO
               EARNINGS      SMALL CAP   ASIA PACIFIC    EMERGING        LATIN AMERICA
             MOMENTUM FUND  GROWTH FUND  EQUITY FUND   MARKETS FUND       EQUITY FUND
             -------------  -----------  ------------  ------------      -------------

Purchases    $58,896,909   $36,906,367   $42,255,212      $42,236,922        $ 44,534,719

Sales        $40,584,024   $42,159,184   $43,255,244      $39,237,744        $ 74,768,179




NOTE 6 - RESTRICTED SECURITIES

The following restricted securities held by the Funds as of October 31, 1995 were valued both at the date of acquisition and October 31, 1995, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.


TCW GALILEO HIGH YIELD BOND FUND:

     NUMBER OF SHARES, RIGHTS,                                                          DATE OF
     UNITS OR PRINCIPAL AMOUNT                         INVESTMENT                     ACQUISITION    COST
     -------------------------       ------------------------------------------      ------------  --------

$        290,000                     American Safety Razor Company,
                                     (144A), 9.875%, due 08/01/05                       07/27/95  $290,000
$         75,000                     American Safety Razor Company,
                                     (144A), 9.875%, due 08/01/05                       07/28/95    75,469
$        225,000                     American Safety Razor Company,
                                     (144A), 9.875%, due 08/01/05                       07/31/95   226,406
$        570,000                     Communications and Power Industries, Inc.,
                                     (144A), 12%, due 08/01/05                          08/02/95   570,000
             244                     Haynes International Corp.,
                                     (Private Placement), Common Stock                  06/12/90     2,432
              56                     Haynes International Corp.,
                                     (Private Placement), Common Stock                  02/03/92       555
$        215,000                     Terex Corp., Units, (144A),
                                     13.75%, due 05/15/02                               04/27/95   215,000
$        640,000                     Terex Corp., Units, (144A),
                                     13.75%, due 05/15/02                               06/16/95   569,600
             300                     Terex Corp., Stock Appreciation Rights, (144A),
                                     expires 07/31/96                                   07/24/92       299
             165                     Terex Corp., Stock Appreciation Rights, (144A),
                                     expires 07/31/96                                   07/09/93         1
              90                     Terex Corp., Stock Appreciation Rights, (144A),
                                     expires 07/31/96                                   12/28/93         1

The Fund holds 21,420 shares of Edisto Resources Corp., which are valued at a discount to the market price of the unrestricted securities of the same class due to restrictions on the sale of the shares by the Fund. The discount on these shares totaled $13,090 at October 31, 1995.

The total value of restricted securities is $2,018,554, which represents 2.2% of net assets of the Fund at October 31, 1995.

                                                         TCW GALILEO FUNDS, INC.


                                                                October 31, 1995
NOTE 6 - RESTRICTED SECURITIES (CONTINUED)


TCW Galileo Mortgage Backed Securities Fund:

                                                                           DATE OF
 NUMBER OF SHARES                      INVESTMENT                        ACQUISITION      COST
---------------------   ----------------------------------------        ------------    ---------
$      1,482,274       Greenwich Capital Acceptance, Inc. (91-03),
                       (Private Placement), 8.494%, due 08/25/19          03/21/91    $ 1,472,552
         144,545       National Bank of Washington,
                       (Private Placement), 7.989%, due 01/25/19          06/13/90        143,063

The total value of restricted securities is $1,594,913, which represents 2.0% of net assets of the Fund at October 31, 1995.


TCW Galileo Asia Pacific Equity Fund:

                                                                           DATE OF
 NUMBER OF SHARES                      INVESTMENT                        ACQUISITION      COST
---------------------   ----------------------------------------        ------------    ---------
           5,500       Samsung Electronics Company, Limited (144A)
                        (1/2 Voting GDR)(South Korea)                       7/7/95     $  576,050

The total value of restricted securities is $643,500, which represents 1.4% of net assets of the Fund at October 31, 1995.

TCW Galileo Emerging Markets Fund:

                                                                           DATE OF
 NUMBER OF SHARES                      INVESTMENT                        ACQUISITION      COST
---------------------   ----------------------------------------        ------------    ---------
           5,100       Anglovaal Limited (144A) (ADR), (South Africa)      6/23/94     $  139,383
           8,300       Cementos Diamante, S.A. (144A) (ADS) (Colombia)     5/17/94        136,870
          45,591       Malbak Limited (144A) (South Africa)                7/25/95        262,365
          10,500       Nedcor Limited Units, (144A) (GDR) (South Africa)   5/23/95        472,500
           3,000       Samsumg Electronics Company, Limited (144A)
                        (1/2 Non-Voting GDR)(South Korea)                   9/1/95        205,056

The total value of restricted securities is $1,415,509, which represents 2.7% of net assets of the Fund at October 31, 1995.


TCW Galileo Latin America Equity Fund:

                                                                           DATE OF
 NUMBER OF SHARES                      INVESTMENT                        ACQUISITION      COST
---------------------   ----------------------------------------        ------------    ---------
          18,900       Cementos Diamante, S.A. (144A ADS)(Colombia)        5/17/94     $  311,989
          16,837       COMPANHIA ENERGETICA DE MINAS GERAIS
                       (CEMIG)(144A)                                      12/14/94     $  510,097

The total value of restricted securities is $675,929, which represents 1.7% of net assets of the Fund at October 31, 1995.

TCW Galileo Money Market Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                         Ten Months Ended
                                                       YEAR ENDED        October 31, 1994
                                                    OCTOBER 31, 1995          (Note 1)
                                                    ----------------     -----------------
Net Asset Value per Share, Beginning of Period         $   1.00             $     1.00

Income from Investment Operations:

 Net Investment Income                                   0.0549                 0.0304

Less Distributions:

 Distributions from Net Investment Income               (0.0549)               (0.0304)
                                                       --------             ----------
Net Asset Value per Share, End of Period               $   1.00             $     1.00
                                                       ========             ==========
Total Return                                               5.67%                  3.04% /(1)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)               $ 86,302             $  124,392

Ratio of Expenses to Average Net Assets (4)                0.40%                  0.40% /(3)/

Ratio of Net Investment Income to Average Net Assets       5.49%                  3.65% /(3)/



(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period July 14, 1988 (commencement of operations) to December 31, 1988 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.46% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994, 0.52%, 0.49%,
    0.47%, 0.51% and 0.71% for the years ended December 31, 1993 through 1989, respectively, and 0.47% for the period July 14, 1988 (commencement of operations) through December 31, 1988.

                                                       TCW GALILEO FUNDS, INC.

                                                                            Year Ended December 31,
                                                            ------------------------------------------------------
                                                            1993       1992           1991         1990       1989
                                                            ----       ----           ----         ----       ----
Net Asset Value per Share, Beginning of Period         $    1.00   $     1.00   $     1.00   $     1.00   $    1.00

Income from Investment Operations:

 Net Investment Income                                    0.0293       0.0381       0.0620       0.0800      0.0882

Less Distributions:

 Distributions from Net Investment Income                (0.0293)     (0.0381)     (0.0620)     (0.0800)    (0.0882)
                                                       ---------   ----------   ----------   ----------   ---------
Net Asset Value per Share, End of Period               $    1.00   $     1.00   $     1.00   $     1.00   $    1.00
                                                       =========   ==========   ==========   ==========   =========
Total Return
                                                            2.97%        3.92%        6.35%        8.18%       9.22%

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)               $  81,204   $  183,465   $  140,987   $  167,572   $  88,620

Ratio of Expenses to Average Net Assets (4)                 0.40%        0.40%        0.40%        0.40%       0.40%

Ratio of Net Investment Income to Average Net Assets        2.93%        3.81%        6.20%        8.00%       8.82%


                                                             July 14, 1988
                                                            (Inception) to
                                                          December 31, 1988
                                                          -----------------
Net Asset Value per Share, Beginning of Period             $    1.00

Income from Investment Operations:

 Net Investment Income                                        0.0379

Less Distributions:

 Distributions from Net Investment Income                    (0.0379)
                                                           ---------
Net Asset Value per Share, End of Period                   $    1.00
                                                           =========
Total Return
                                                                7.68% /(2)/

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                   $  63,703

Ratio of Expenses to Average Net Assets (4)                     0.40% /(3)/

Ratio of Net Investment Income to Average Net Assets            8.08% /(3)/


TCW Galileo High Grade Fixed Income Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                          March 1, 1993
                                                                       Ten Months       (Commencement of
                                                   YEAR ENDED            Ended         Operations) through
                                                OCTOBER 31, 1995    October 31, 1994    December 31, 1993
                                                ----------------    ----------------   -------------------
Net Asset Value per Share, Beginning of Period    $    8.94          $    10.04           $    10.00
                                                  ---------          ----------           ----------
Income (Loss) from Investment Operations:
 Net Investment Income                                 0.58                0.44                 0.45
 Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency                     0.62               (1.16)                0.19
                                                  ---------          ----------           ----------

  Total from Investment Operations                     1.20               (0.72)                0.64
                                                  ---------          ----------           ----------
Less Distributions:
  Distributions from Net Investment Income            (0.53)              (0.38)               (0.45)
  Distributions from Realized Gains                      --                  --                (0.14)
  Distributions in Excess of Realized Gains              --                  --                (0.01)
                                                  ---------          ----------           ----------
   Total Distributions                                (0.53)              (0.38)               (0.60)
                                                  ---------          ----------           ----------
Net AssetValue per Share, End of Period           $    9.61          $     8.94           $    10.04
                                                  =========          ==========           ==========

Total Return                                          13.92%              (7.24)% /(1)/         6.54% /(2)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)          $      36,236      $   50,153           $   33,328

Ratio of Expenses to Average Net Assets /(4)/              0.68%           0.50% /(3)/          0.50% /(3)/

Ratio of Net Investment Income to Average Net Assets       6.38%           6.11% /(3)/          5.24% /(3)/

Portfolio Turnover Rate                                  223.78%         208.63% /(1)/        149.96% /(2)/


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.



TCW Galileo High Yield Bond Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                   March 1, 1993
                                                                              Ten Months         (Commencement of
                                                           YEAR ENDED           Ended           Operations) through
                                                        OCTOBER 31, 1995    October 31, 1994     December 31, 1993
                                                        ----------------    ----------------     -------------------
Net Asset Value per Share, Beginning of Period          $        9.43       $          10.12     $            10.00
                                                        -------------       ----------------     -------------------

Income (Loss) from Investment Operations:

 Net Investment Income                                           0.92                   0.73                   0.74
 Net Realized and Unrealized Gain (Loss) on Investments          0.39                  (0.77)                  0.27
                                                        -------------       ----------------     -------------------
   Total from Investment Operations                              1.31                  (0.04)                  1.01
                                                        -------------       ----------------     ------------------
Less Distributions:

  Distributions from Net Investment Income                      (1.00)                 (0.65)                 (0.74)
  Distributions from Realized Gains                              --                    --                     (0.15)
                                                        -------------       ----------------     ------------------
   Total Distributions                                          (1.00)                 (0.65)                 (0.89)
                                                        -------------       ----------------     ------------------
Net Asset Value per Share, End of Period                $        9.74       $           9.43     $            10.12
                                                        =============       ================     ==================

Total Return                                                    14.65%                 (0.34)%(1)             10.47%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                $      92,652       $         90,577     $           73,737

Ratio of Expenses to Average Net Assets /(4)/                    0.87%                  0.79%(3)               0.79%(3)

Ratio of Net Investment Income to Average Net Assets             9.60%                  9.18%(3)               8.60%(3)

Portfolio Turnover Rate                                         36.32%                 34.01%(1)              47.60%(2)





(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995, 0.91% for the ten months ended October 31, 1994 and 0.96% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

TCW Galileo Mortgage Backed Securities Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                   March 1, 1993
                                                                               Ten Months         (Commencement of
                                                          YEAR ENDED             Ended           Operations) through
                                                        OCTOBER 31, 1995    October 31, 1994     December 31, 1993
                                                        ------------------------------------------------------------
Net Asset Value per Share, Beginning of Period          $       9.41           $         9.86       $         10.00
                                                        ------------           --------------    ------------------
Income (Loss) from Investment Operations:

 Net Investment Income                                          0.67                     0.42                  0.50
 Net Realized and Unrealized Gain (Loss) on Investments         0.25                    (0.48)                (0.12)
                                                        ------------           --------------    ------------------
  Total from Investment Operations                              0.92                    (0.06)                 0.38
                                                        ------------           --------------    ------------------
Less Distributions:
  Distributions from Net Investment Income                     (0.71)                   (0.39)                (0.50)
  Distributions in Excess of Net Investment Income             (0.04)                    --                    --
  Distributions from Realized Gains                             --                       --                   (0.02)
                                                        ------------           --------------    ------------------
  Total Distributions                                          (0.75)                   (0.39)                (0.52)
                                                        ------------           --------------    ------------------
Net Asset Value per Share, End of Period                 $      9.58           $         9.41    $             9.86
                                                        ============           ==============    ==================

Total Return                                                   10.16%                   (0.61)%(1)             3.89%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                $     81,366           $      134,948    $          147,666

Ratio of Expenses to Average Net Assets(4)                      0.61%                    0.55%(3)              0.55%(3)

Ratio of Net Investment Income to Average Net Assets            7.13%                    5.18%(3)              5.98%(3)

Portfolio Turnover Rate                                        37.83%                   65.64%(1)             70.44%(2)




(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.55% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.63% for the fiscal year ended October 31, 1995, 0.62% for the ten months ended October 31, 1994 and 0.70% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                          TCW GALILEO FUNDS,INC.

TCW Galileo Long-term Mortgage Backed Securities Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                   June 17, 1993
                                                                            Ten Months           (Commencement of
                                                          YEAR ENDED           Ended            Operations) through
                                                        OCTOBER 31, 1995   October 31, 1994      December 31, 1993
                                                        ----------------   ----------------     -------------------
Net Asset Value per Share, Beginning of Period          $        8.95       $       10.07        $          10.00
                                                        -------------       -------------        ----------------
Income (Loss) from Investment Operations:

  Net Investment Income                                          0.72                0.63                    0.28
  Net Realized and Unrealized Gain (Loss) on Investments         0.71               (1.26)                   0.07
                                                        -------------       -------------        ----------------
    Total from Investment Operations                             1.43               (0.63)                   0.35
                                                        -------------       -------------        ----------------
Less Distributions:
   Distributions from Net Investment Income                     (0.82)              (0.49)                  (0.28)
                                                        -------------       -------------        ----------------
Net Asset Value per Share, End of Period                $        9.56       $        8.95        $          10.07
                                                        =============       =============        ================

Total Return                                                    16.84%              (6.39)%(1)               3.51%(2)


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                $      80,159       $      66,632        $         25,215

Ratio of Expenses to Average Net Assets(4)                       0.68%               0.65%(3)               0.65%(3)

Ratio of Net Investment Income to Average Net Assets             7.88%               8.03%(3)               5.37%(3)

Portfolio Turnover Rate                                         23.76%              36.71%(1)              44.47%(2)




(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period June 17, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.65% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.69% for the fiscal year ended October 31, 1995, 0.78% for the ten months ended October 31, 1994 and 1.13% for the period June 17, 1993 (commencement of operations) through December 31, 1993.

TCW Galileo Core Equity Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                                   March 1, 1993
                                                                              Ten Months         (Commencement of
                                                          YEAR ENDED            Ended           Operations) through
                                                        OCTOBER 31, 1995   October 31, 1994      December 31, 1993
                                                        ----------------   ----------------     -------------------
Net Asset Value per Share, Beginning of Period           $      11.57       $      11.81           $      10.00
                                                         ------------       ------------           ------------
Income (Loss) from Investment Operations:
 Net Investment Income                                           0.06               0.04                   0.03
 Net Realized and Unrealized Gain (Loss) on Investments          2.11              (0.28)                  1.81
                                                         ------------       ------------           ------------
  Total from Investment Operations                               2.17              (0.24)                  1.84
                                                         ------------       ------------           ------------
Less Distributions:

  Distributions from Net Investment Income                      (0.05)              --                    (0.03)
                                                         ------------       ------------           ------------
Net Asset Value per Share, End of Period                 $      13.69       $      11.57           $      11.81
                                                         ============       ============           ============
Total Return                                                    18.85%             (2.03)% /(1)/          18.41% /(2)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                 $    197,721       $    136,122           $     55,885

Ratio of Expenses to Average Net Assets                          0.85%              0.91% /(3)/            1.00% /(3)(4)/

Ratio of Net Investment Income to Average Net Assets             0.48%              0.44% /(3)/            0.55% /(3)/

Portfolio Turnover Rate                                         53.77%             23.53% /(1)/           29.67% /(2)/



(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.09% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.


TCW Galileo Earnings Momentum Fund


FINANCIAL HIGHLIGHTS
--------------------
                                                             NOVEMBER 1, 1994
                                                             (COMMENCEMENT OF
                                                            OPERATIONS) THROUGH
                                                             OCTOBER 31, 1995
                                                            -------------------

Net Asset Value per Share, Beginning of Period               $   10.00
                                                             ---------
Income from Investment Operations:
 Net Investment (Loss)                                           (0.03)
 Net Realized and Unrealized Gain on Investments                  1.51
                                                             ---------
  Total from Investment Operations                                1.48
                                                             ---------
Less Distributions:
 Distributions in Excess of Net Investment Income                (0.01)
                                                             ---------
Net Asset Value per Share, End of Period                     $   11.47
                                                             =========
Total Return                                                     14.76%


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                     $  63,411

Ratio of Expenses to Average Net Assets /(1)/                     1.14%

Ratio of Net Investment (Loss) to Average Net Assets             (0.28%)

Portfolio Turnover Rate                                          85.91%



(1) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the period November 1, 1994 (commencement of operations) through October 31, 1995.

TCW Galileo Small Cap Growth Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                   March 1, 1994
                                                                                  (Commencement of
                                                             YEAR ENDED          Operations) through
                                                          OCTOBER 31, 1995        October 31, 1994
                                                          ----------------       -------------------
Net Asset Value per Share, Beginning of Period             $       9.39           $       10.00
                                                           ------------           -------------
Income (Loss) from Investment Operations:
 Net Investment (Loss)                                            (0.07)                  (0.04)
 Net Realized and Unrealized Gain (Loss) on Investments            4.72                   (0.57)
                                                           ------------           -------------
  Total from Investment Operations                                 4.65                   (0.61)
                                                           ------------           -------------
Less Distribuions:
 Distribution for Net Realized Gains                              (0.51)                     --
                                                           ------------           -------------
Net Asset Value per Share, End of Period                   $      13.53           $        9.39
                                                           ============           =============
Total Return                                                      49.89%                  (6.10)% /(1)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                   $     66,056           $      51,089

Ratio of Expenses to Average Net Assets /(3)/                      1.21%                   1.09% /(2)/

Ratio of Net Investment Loss to Average Net Assets                (0.61)%                 (0.59)% /(2)/

Portfolio Turnover Rate                                           89.73%                  88.63% /(1)/



(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the fiscal year ended October 31, 1995 and 1.39% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

                                                         TCW GALILEO FUNDS, INC.



TCW Galileo Asia Pacific Equity Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                        March 1, 1994
                                                                                      (Commencement of
                                                                   YEAR ENDED        Operations) through
                                                                OCTOBER 31, 1995       October 31, 1994
                                                                ----------------     -------------------
Net Asset Value per Share, Beginning of Period                   $      10.19          $      10.00
                                                                -------------        --------------
Income from Investment Operations:
 Net Investment Income                                                   0.06                  0.03
 Net Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currency                                                  (1.19)                 0.16
                                                                -------------        --------------
  Total from Investment Operations                                      (1.13)                 0.19
                                                                -------------        --------------
Less Distributions:

 Distributions from Net Investment Income                               (0.01)                  --
 Distributions from Realized Gains                                      (0.38)                  --
                                                                -------------        --------------
  Total Distributions                                                   (0.39)                  --
                                                                -------------        --------------
Net Asset Value per Share, End of Period                         $       8.67        $        10.19
                                                                =============        ==============
Total Return                                                           (10.98)%                1.90% /(1)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                         $     46,709          $     54,019

Ratio of Expenses to Average Net Assets /(3)/                            1.47%                 1.40% /(2)/

Ratio of Net Investment Income to Average Net Assets                     0.74%                 0.45% /(2)/

Portfolio Turnover Rate                                                102.01%                46.75% /(1)/

(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.40% of net assets through December 31, 1994 as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the fiscal year ended October 31, 1995 and 1.60% for the period March 1, 1994 (commencement of operations) through October 31, 1994, respectively.

TCW Galileo Emerging Markets Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                      March 1, 1994
                                                                                    (Commencement of
                                                                   YEAR ENDED      Operations) through
                                                                OCTOBER 31, 1995     October 31, 1994
                                                                ----------------   -------------------
Net Asset Value per Share, Beginning of Period                   $      9.73         $      10.00
                                                                 -----------         ------------
(Loss) from Investment Operations:
  Net Investment Income (Loss)                                          0.04                (0.01)
  Net Realized and Unrealized (Loss) on Investments
   and Foreign Currency Transactions/Translations                      (2.58)               (0.26)
                                                                 -----------         ------------
  Total from Investment Operations                                     (2.54)               (0.27)
                                                                 -----------         ------------
Net Asset Value per Share, End of Period                         $      7.19         $       9.73
                                                                 ===========         ============
Total Return                                                          (26.11)%              (2.70)% /(1)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                         $    51,873         $     70,212

Ratio of Expenses to Average Net Assets                                 1.55%                1.70%  /(2)/

Ratio of Net Investment Income (Loss) to Average Net Assets             0.54%               (0.09)% /(2)/

Portfolio Turnover Rate                                                74.24%               61.28%  /(1)/


(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) Annualized.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Latin America Equity Fund


FINANCIAL HIGHLIGHTS
--------------------


                                                                                                    March 1, 1993
                                                                                   Ten Months      (Commencement of
                                                                YEAR ENDED            Ended       Operations) through
                                                             OCTOBER 31, 1995   October 31, 1994   December 31, 1993
                                                             ----------------   ----------------  -------------------
Net Asset Value per Share, Beginning of Period                $     14.99        $     15.11        $     10.00
                                                              -----------        -----------        -----------
Income (Loss) from Investment Operations:

  Net Investment Income                                              0.06               0.01               0.08
  Net Realized and Unrealized Gain (Loss) on Investments
   and Foreign Currency                                             (5.92)             (0.13)              6.35
                                                              -----------        -----------        -----------
  Total from Investment Operations                                  (5.86)             (0.12)              6.43
                                                              -----------        -----------        -----------
Less Distributions:

  Distributions from Net Investment Income                           --                 --                (0.08)
  Distributions from Realized Gains                                  --                 --                (1.21)
  Distributions in Excess of Realized Gains                         (1.21)              --                (0.03)
                                                              -----------        -----------        -----------
  Total Distributions                                               (1.21)              --                (1.32)
                                                              -----------        -----------        -----------
Net Asset Value per Share, End of Period                      $      7.92        $     14.99        $     15.11
                                                              ===========        ===========        ===========
Total Return                                                       (40.95)%            (0.79)% /(1)/      64.27% /(2)/


Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                      $    38,942        $   122,610        $    89,910

Ratio of Expenses to Average Net Assets                              1.58%              1.36% /(3)/        1.50% /(3) (4)/

Ratio of Net Investment Income to Average Net Assets                 0.59%              0.11% /(3)/        0.77% /(3)/

Portfolio Turnover Rate                                             75.62%            143.65% /(1)/      120.06% /(2)/

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.50% of net assets through December 31, 1994, as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.52% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.



INDEPENDENT AUDITORS' REPORT
----------------------------


To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:



We have audited the accompanying statements of assets and liabilities of the Funds comprising TCW Galileo Funds, Inc. (TCW Galileo Money Market Fund, TCW Galileo High Grade Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Mortgage Backed Securities Fund, TCW Galileo Long-Term Mortgage Backed Securities Fund, TCW Galileo Core Equity Fund, TCW Galileo Earnings Momentum Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund, and TCW Galileo Latin America Equity Fund) (the "Funds"), including the schedules of investments, as of October 31, 1995 and the related statements of operations for the year ended October 31, 1995 and of changes in net assets for the year ended October 31, 1995 and periods ended October 31, 1994 and the financial highlights for the year ended October 31, 1995, each of the periods ended October 31, 1994 and December 31, 1993, the years ended December 31, 1992, 1991, 1990, 1989, and the period ended December 31, 1988. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodians and brokers. Where confirmations were not received, we performed alternative procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 1995 and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

December 14, 1995

Los Angeles, California

                                                         TCW GALILEO FUNDS, INC.


SHAREHOLDER INFORMATION
-----------------------


DIRECTORS AND OFFICERS                       INVESTMENT ADVISER

Marc I. Stern                                TCW Funds Management, Inc.
Director and Chairman of the Board           865 South Figueroa Street
                                             Los Angeles, California 90017
Thomas E. Larkin, Jr.                        (213) 244-0000
Director and President

John C. Argue                                SUB-ADVISERS
Director
                                             TCW Asia Limited
Norman Barker, Jr.                           Suite 1308, One Pacific Place
Director                                     88 Queensway
                                             Hong Kong
Richard W. Call
Director                                     TCW London International, Limited
                                             Birkett House
Alvin R. Albe, Jr.                           27 Albemarle Street
Senior Vice President                        London W1X3FA

Michael E. Cahill
Senior Vice President,                       CUSTODIAN
General Counsel and Assistant Secretary      BNY Western Trust Company
                                             700 South Flower Street
Ronald E. Robison                            Suite 200
Senior Vice President                        Los Angeles, California 90017

David K. Sandie
Senior Vice President and Treasurer          TRANSFER AGENT

Philip K. Holl                               DST Systems, Inc.
Secretary                                    811 Main Street
                                             Kansas City, Missouri 64105
Marie M. Bender
Assistant Secretary
                                             DISTRIBUTOR
Hilary G.D. Lord
Assistant Secretary                          TCW Brokerage Services
                                             865 South Figueroa Street
                                             Los Angeles, California 90017
                                             (213) 244-0000


                                             INDEPENDENT AUDITORS

                                             Deloitte & Touche LLP
                                             1000 Wilshire Boulevard
                                             Los Angeles, California 90017

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                                      89